UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21339

MORGAN STANLEY INSTITUTIONAL LIQUIDITY FUNDS
(Exact name of registrant as specified in charter)

1221 AVENUE OF THE AMERICAS 22ND FLOOR NEW YORK, NY			10020
(Address of principal executive offices)			(Zip code)

RONALD E. ROBISON 1221 AVENUE OF THE AMERICAS 33RD FLOOR NEW YORK, NY 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-888-378-1630

Date of fiscal year end:	10/31

Date of reporting period:	10/31/05

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Fund’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

2005 Annual Report

October 31, 2005

Morgan Stanley Institutional Liquidity Funds

Money Market Portfolio

Prime Portfolio

Government Portfolio

Treasury Portfolio

Tax-Exempt Portfolio

2005 Annual Report

October 31, 2005

Table of Contents

Shareholder’s Letter	3
Performance Summary	5
Investment Overviews and Portfolio of Investments
Money Market Portfolio	6
Prime Portfolio	11
Government Portfolio	16
Treasury Portfolio	20
Tax-Exempt Portfolio	24

Statements of Assets and Liabilities	32
Statements of Operations	34
Statements of Changes in Net Assets	35
Financial Highlights	40
Notes to Financial Statements	44
Report of Independent Registered Public
Accounting Firm	47
Federal Income Tax Information	48
Trustee and Officer Information	49

This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Liquidity Funds. To receive a prospectus and/or SAI, which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio’s investment policies to the prospective investor, please call 1 (888) 378-1630. Please read the prospectus carefully before you invest or send money. Additionally, you can access portfolio information including performance, yields, characteristics, and investment team commentary through Morgan Stanley Investment Management’s website: www.morganstanley.com/im.

IS05-01062I–Y10/05

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2005 Annual Report

October 31, 2005

Shareholder’s Letter

Dear Shareholders:

Overview

We are pleased to present the Morgan Stanley Institutional Liquidity Funds (“MSILF”) Annual Report for the year ended October 31, 2005. MSILF currently offers five portfolios (Money Market, Prime, Government, Treasury and Tax-Exempt), which together are designed to provide flexible cash management options. MSILF’s portfolios provide investors with a means to help them meet specific cash investment needs, whether they need a rated fund, capital preservation, or tax-efficient returns.

Sincerely,

Ronald E. Robison

President & Principal Executive Officer

November 2005

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2005 Annual Report

October 31, 2005

Performance Summary (unaudited)

The seven-day current and seven-day effective yields (which assume an annualization of the current yield with all dividends reinvested) as of October 31, 2005, were as follows:

	Institutional		Service		Investor		Administrative		Advisory		Participant		Cash Management
	Class		Class		Class		Class		Class		Class		Class
	7-day	7-day	7-day	7-day	7-day	7-day	7-day	7-day	7-day	7-day	7-day	7-day	7-day	7-day
	Current	Effective	Current	Effective	Current	Effective	Current	Effective	Current	Effective	Current	Effective	Current	Effective
	Yield	Yield	Yield	Yield	Yield	Yield	Yield	Yield	Yield	Yield	Yield	Yield	Yield	Yield
Portfolio:
Money Market	3.82%	3.89%	3.77%	3.85%	3.72%	3.79%	3.67%	3.74%	3.57%	3.64%	3.42%	3.48%	3.77%	3.84%
Prime	3.82%	3.89%	3.77%	3.84%	3.72%	3.79%	3.67%	3.74%	3.57%	3.63%	3.42%	3.48%	—	—
Government	3.86%	3.94%	3.81%	3.88%	3.76%	3.83%	3.71%	3.78%	3.61%	3.68%	3.46%	3.52%	—	—
Treasury	3.80%	3.87%	3.75%	3.82%	3.70%	3.77%	3.65%	3.72%	3.55%	3.61%	3.40%	3.46%	3.75%	3.82%
Tax-Exempt	2.61%	2.65%	2.56%	2.60%	2.51%	2.54%	2.46%	2.49%	2.36%	2.39%	2.21%	2.24%	2.56%	2.60%

Performance data quoted represent past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Performance assumes that all dividends and distributions, if any, were reinvested. For the most recent month-end performance figures, please visit www.morganstanley.com/im. Investment return and principal value will fluctuate causing portfolio shares, when redeemed, to be worth more or less than their original cost. Total returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

Investments in the Money Market, Prime, Government, Treasury and Tax-Exempt Portfolios (the “Portfolios”) are neither insured nor guaranteed by the Federal Deposit Insurance Corporation. Although the Portfolios seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these Portfolios. Please read MSILF’s prospectuses carefully before you invest or send money.

Yield quotation more closely reflects the current earnings of the Portfolios than the total return. As with all money market portfolios, yields will fluctuate as market conditions change and the seven-day yields are not necessarily indicative of future performance.

IS05-01062I-Y10/05

2005 Annual Report

October 31, 2005

Investment Overview (unaudited)

Money Market Portfolio

The Money Market Portfolio seeks preservation of capital, daily liquidity and maximum current income. The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing in liquid, high quality U.S. dollar denominated money market instruments of U.S. and foreign financial and non-financial corporations.

Performance

For the fiscal year ended October 31, 2005, the Portfolio’s Institutional Share Class had a total return of 2.87%. For the seven-day period ended October 31, 2005, the Portfolio’s Institutional Share Class provided an annualized current yield of 3.82%, while its 30-day moving average annualized yield was 3.76%.

Factors Affecting Performance

In response to continued economic expansion and with higher energy prices threatening to feed through into broader inflation, the Federal Open Market Committee (“FOMC”) raised its federal funds target rate to 3.75% at its September 20th meeting.  This was the eighth 25 basis point increase during the fiscal period under review and the eleventh consecutive meeting at which the FOMC raised monetary policy by this amount.  At the September 20th FOMC meeting, the Federal Reserve (“Fed”) gave no indication of pausing its campaign of removing monetary policy accommodation at a measured pace.  The Fed’s formal risk assessment for economic growth and price stability remains balanced.

 During the fiscal period under review, the gross domestic product (“GDP”) consistently expanded at a healthy pace. Most recently, GDP grew an estimated 3.8% during the third quarter of 2005, a slight increase from the 3.3% rate of growth posted during the second quarter.  First quarter 2005 and fourth quarter 2004, GDP advanced by 3.8% and 3.3%, respectively. Although recently depressed by several major hurricanes, non-farm payrolls grew by 158,250, on average, per month over the past fiscal year. October’s unemployment rate was 5.0%, a decline of 0.5% from the 5.5% rate that existed at the start of the fiscal period.  Core inflation (excluding food and energy) measures have remained relatively tame during the past year.  However, higher energy prices have partially contributed to a significant decline in consumer confidence over the past two months.

Management Strategy

As of October 31, 2005, the Portfolio had net assets of $3.1 billion and a weighted average maturity of 29 days.  The Portfolio was composed of 51% commercial paper, 32% corporate notes, 11% repurchase agreements, and 8% certificates of deposit based on net assets.

Over the past fiscal year, we have continued to primarily follow a strategy of concentrating maturing investments near the next FOMC meeting date in order to capitalize on higher expected money market interest rates. This has primarily been achieved by investing in short commercial paper and certificates of deposit. In addition, we have focused on short reset floating rate notes, preferring bonds that reset based off of one month Libor, Fed Funds, and Prime. In order to diversify the maturity structure of the Portfolio and to also take advantage of the steepness in the money market yield curve, we have also selectively added several positions in commercial paper in the six-month or longer portion of the money market curve.

Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period ended October 31, 2005 for the Institutional, Service, Investor, Administrative, Advisory and Participant Classes and August 15, 2005 to October 31, 2005 for the Cash Management Class and held for the entire period.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Please note that Cash Management Class commenced operations on August 15, 2005, therefore, “Actual Expenses Paid During the Period” reflect activity from August 15, 2005 through October 31, 2005. All other share classes reflect activity from May 1, 2005 through October 31, 2005.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and

2005 Annual Report

October 31, 2005

Investment Overview (cont’d)

Money Market Portfolio

expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that while Cash Management Class commenced operations on August 15, 2005, the “Hypothetical Expenses Paid During the Period” reflect projected activity for the full six month period for the purposes of comparability. This projection assumes that the annualized expense ratio for Cash Management Class was in effect during the period from May 1, 2005 to October 31, 2005.

			Expenses Paid
		Ending Account	During Period*
	Beginning	Value	May 1, 2005 —
	Account Value	October 31,	October 31,
	May 1, 2005	2005	2005

Institutional Class
Actual	$1,000.00	$1,016.90	$0.51
Hypothetical (5% average annual return before expenses)	1,000.00	1,024.70	0.51

*                 Expenses are equal to the Portfolio’s annualized net expense ratio of 0.10%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

			Expenses Paid
		Ending Account	During Period*
	Beginning	Value	May 1, 2005 —
	Account Value	October 31,	October 31,
	May 1, 2005	2005	2005

Service Class
Actual	$1,000.00	$1,016.70	$0.76
Hypothetical (5% average annual return before expenses)	1,000.00	1,024.45	0.77

*                 Expenses are equal to the Portfolio’s annualized net expense ratio of 0.15%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

			Expenses Paid
		Ending Account	During Period*
	Beginning	Value	May 1, 2005 —
	Account Value	October 31,	October 31,
	May 1, 2005	2005	2005

Investor Class
Actual	$1,000.00	$1,016.40	$1.02
Hypothetical (5% average annual return before expenses)	1,000.00	1,024.20	1.02

*                 Expenses are equal to the Portfolio’s annualized net expense ratio of 0.20%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

			Expenses Paid
		Ending Account	During Period*
	Beginning	Value	May 1, 2005 —
	Account Value	October 31,	October 31,
	May 1, 2005	2005	2005

Administrative Class
Actual	$1,000.00	$1,016.20	$1.27
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.95	1.28

*                 Expenses are equal to the Portfolio’s annualized net expense ratio of 0.25%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

			Expenses Paid
		Ending Account	During Period*
	Beginning	Value	May 1, 2005 —
	Account Value	October 31,	October 31,
	May 1, 2005	2005	2005

Advisory Class
Actual	$1,000.00	$1,015.70	$1.78
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.44	1.79

*                 Expenses are equal to the Portfolio’s annualized net expense ratio of 0.35%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

			Expenses Paid
		Ending Account	During Period*
	Beginning	Value	May 1, 2005 —
	Account Value	October 31,	October 31,
	May 1, 2005	2005	2005

Participant Class
Actual	$1,000.00	$1,014.90	$2.54
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.68	2.55

*                 Expenses are equal to the Portfolio’s annualized net expense ratio of 0.50%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

			Expenses Paid
	Beginning	Ending Account	During Period*
	Account Value	Value	August 15, 2005
	August 15,	October 31,	— October 31,
	2005	2005	2005

Cash Management Class
Actual	$1,000.00	$1,007.70	$0.32
Hypothetical (5% average annual return before expenses)	1,000.00	1,024.45	0.77

*                 Expenses are equal to the Portfolio’s annualized net expense ratio of 0.15%, multiplied by the average account value over the period, multiplied by 78/365 (to reflect the period).

2005 Annual Report

October 31, 2005

Investment Overview (cont’d)

Money Market Portfolio

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by investment type, as a percentage of total investments.

2005 Annual Report

October 31, 2005

Portfolio of Investments

Money Market Portfolio

	Face
	Amount	Value
	(000)	(000)
Certificate of Deposit (8.2%)
International Banks (8.2%)
Credit Suisse First Boston
3.80%, 12/8/05	$ 40,000	$ 39,989
HSH Nordbank AG
3.77%, 11/1/05	50,000	50,000
Natexis Banques Populaires
3.80%, 12/13/05	65,000	65,000
UBS AG
3.77%, 11/1/05	49,000	49,000
Unicredito Italiano/New York
3.90%, 12/28/05	(b)50,000	49,997
Total Certificate of Deposit (Cost $253,986)		253,986
Commercial Paper (50.6%)
Asset Backed — Automotive (1.2%)
Fcar Owner Trust
4.04%, 12/9/05	36,659	36,503
Asset Backed — Consumer (1.5%)
Bryant Park Funding LLC
3.74%, 11/3/05	(a)15,000	14,997
Gemini Securitization Corp.
3.80%, 11/1/05	(a)30,000	30,000
		44,997
Asset Backed — Corporate (3.0%)
Atlantis One Funding Corp.
3.42%, 12/1/05	25,000	24,929
3.42%, 12/5/05	(a)13,093	13,051
3.98%, 3/20/06	15,000	14,773
4.34%, 4/24/06	25,000	24,486
Eureka Securitization, Inc.
4.07%, 12/8/05	(a)15,000	14,938
		92,177
Asset Backed — Diversified (2.1%)
CRC Funding LLC
3.72%, 11/4/05	(a)15,000	14,995
4.06%, 12/12/05	20,000	19,908
Falcon Asset Securitization Corp.
4.05%, 12/2/05	(a)30,000	29,896
		64,799
Asset Backed — Securities (16.5%)
Amstel Funding Corp.
3.85%, 12/15/05	50,000	49,766
4.05%, 12/1/05	40,000	39,865
4.17%, 3/27/06	(a)20,000	19,667
Cancara Asset Securitization Ltd.
4.05%, 11/1/05	(a)25,000	25,000
CC USA, Inc.
3.50%, 3/10/06	(a)13,000	12,982
3.82%, 5/19/06	(b)78,000	77,997
4.05%, 7/24/06	7,500	7,500
4.39%, 4/27/06	15,000	14,683

Dorada Finance, Inc.
3.79%, 11/1/05	$ (a)28,000	$ 28,000
4.39%, 4/28/06	10,000	9,787
Golden Fish LLC
4.06%, 12/13/05	20,000	19,906
Grampian Funding Ltd.
3.50%, 12/9/05	30,000	29,889
3.60%, 12/20/05	20,000	19,904
3.74%, 12/30/05	(a)20,273	20,149
3.75%, 11/10/05	25,000	24,975
Scaldis Capital LLC
4.11%, 3/20/06	50,000	49,218
Solitaire Funding Ltd.
3.99%, 12/13/05	(a)15,579	15,507
White Pine Finance LLC
3.95%, 3/15/06	(a)43,000	42,996
		507,791
Banking (0.6%)
HSBC USA, Inc.
3.97%, 3/20/06	20,000	19,696
Diversified Financial Services (4.7%)
General Electric Capital Corp.
3.42%, 11/28/05	30,000	29,923
3.68%, 3/14/06	10,000	9,866
4.07%, 6/16/06 — 8/17/06	85,000	85,088
General Electric Co.
4.03%, 12/27/05	20,000	19,876
		144,753
Finance — Corporate (1.6%)
CIT Group, Inc.
3.99%, 12/12/05	20,000	19,909
4.00%, 12/9/05	30,000	29,874
		49,783
Insurance (1.4%)
Allianz Finance Corp.
3.70%, 11/2/05	(a)(b)23,600	23,597
Irish Life & Permanent plc
3.77%, 12/8/05	(a)20,000	19,923
		43,520
International Banks (14.8%)
Banque Generale Du Luxembourg
3.39%, 12/2/05	35,000	34,898
Banque Nationale de Paris
3.91%, 6/19/06	(b)70,000	69,990
Barclays U.S. Funding Corp.
3.77%, 11/1/05	30,000	30,000
3.82%, 7/5/06	(b)75,000	74,991
3.94%, 6/21/06	(b)70,000	69,992
CBA Delaware Finance, Inc.
3.47%, 12/14/05	12,325	12,274
Nordea N.A.
3.36%, 11/14/05	50,000	49,940

The accompanying notes are an integral part of the financial statements.

2005 Annual Report

October 31, 2005

Portfolio of Investments (cont’d)

Money Market Portfolio

	Face
	Amount	Value
	(000)	(000)
International Banks (cont’d)
4.23%, 4/3/06	$ 15,000	$ 14,735
Skandinaviska Enskilda
3.75%, 11/1/05	(a)54,615	54,615
UBS Finance (Delaware) LLC
3.78%, 11/1/05	45,310	45,310
		456,745
Investment Bankers/Brokers/Services (3.2%)
Goldman Sachs Group, Inc.
3.97%, 6/9/06 — 7/14/06	100,000	100,000
Total Commercial Paper (Cost $1,560,764)		1,560,764
Corporate Notes (32.0%)
Asset Backed — Consumer (2.4%)
Regency Markets No. 1 LLC
3.85%, 11/15/05	(a)72,879	72,770
Asset Backed — Diversified (0.8%)
Preferred Receivable Funding
4.05%, 11/10/05	(a)25,000	24,975
Asset Backed — Securities (8.6%)
Amstel Funding Corp.
3.97%, 2/27/06	(a)20,000	19,743
Beta Finance, Inc.
3.81%, 6/13/06	(a)(b)25,000	24,998
3.82%, 5/25/06	(b)51,000	50,998
4.13%, 7/20/06	(b)50,000	50,004
Dorada Finance, Inc.
3.93%, 7/14/06	(b)35,000	35,003
Grampian Funding Ltd.
3.56%, 12/5/05	(a)30,000	29,899
3.94%, 2/7/06	15,000	14,841
3.97%, 2/17/06	15,000	14,824
Scaldis Capital LLC
3.43%, 12/7/05	15,000	14,949
4.06%, 11/21/05	(a)10,514	10,490
		265,749
Banking (1.3%)
HSBC USA, Inc.
4.00%, 7/18/06	20,000	20,000
4.30%, 4/18/06	19,000	19,000
		39,000
Insurance (0.7%)
Irish Life & Permanent plc
3.76%, 12/2/05	(a)20,000	19,935
International Banks (8.8%)
Commerce Bank
4.00%, 8/24/06	50,000	50,000
Nordea N.A.
3.75%, 11/1/05	12,230	12,230
Norinchukin Bank/New York
3.81%, 11/1/05	75,000	75,000
Royal Bank of Scotland plc
3.97%, 4/21/10	$(a)(b)135,000	$ 135,000
		272,230
Investment Bankers/Brokers/Services (9.4%)
Bank of America Corp.
3.81%, 12/9/05 - 8/10/06	(b)80,000	80,000
4.14%, 2/20/06	75,000	75,000
Goldman Sachs Group, Inc.
3.99%, 11/10/05	50,000	50,000
Merrill Lynch & Co., Inc.
3.95%, 9/15/10	(b)50,000	50,000
4.14%, 11/9/06	35,000	35,088
		290,088
Total Corporate Notes (Cost $984,747)		984,747
Repurchase Agreements (11.0%)
Goldman Sachs Group, Inc., 4.03%, dated 10/31/05, due 11/1/05, repurchase price $278,586: fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: Federal National Mortgage Association, Adjustable Rate Mortgages: 3.62% to 7.00%, due 5/1/17 to 12/1/34, valued at $284,126.	278,555	278,555
UBS Securities LLC, 4.03%, dated 10/31/05, due 11/1/05, repurchase price $60,007: fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Adjustable Rate Mortgages: 3.87% to 5.47%, due 8/1/32 to 11/1/34; Federal National Mortgage Association, Adjustable Rate Mortgages: 3.44% to 5.23%, due 1/1/32 to 9/1/34, valued at $61,203.	60,000	60,000
Total Repurchase Agreements (Cost $338,555)		338,555
Total Investments (101.8%) (Cost $3,138,052)		3,138,052
Liabilities in Excess of Other Assets (-1.8%)		(55,238)
Net Assets (100%)		$ 3,082,814

(a)	144A Security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on October 31, 2005.

The accompanying notes are an integral part of the financial statements.

2005 Annual Report

October 31, 2005

Investment Overview (unaudited)

Prime Portfolio

The Prime Portfolio seeks preservation of capital, daily liquidity and maximum current income. The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing in liquid, high quality money market instruments of domestic financial and non-financial corporations, as well as obligations of the U.S. government and its agencies and instrumentalities.

Performance

For the fiscal year ended October 31, 2005, the Portfolio’s Institutional Share Class had a total return of 2.87%. For the seven-day period ended October 31, 2005, the Portfolio’s Institutional Share Class provided an annualized current yield of 3.82%, while its 30-day moving average annualized yield was 3.75%.

Factors Affecting Performance

In response to continued economic expansion and with higher energy prices threatening to feed through into broader inflation, the Federal Open Market Committee (“FOMC”) raised its federal funds target rate to 3.75% at its September 20th meeting. This was the eighth 25 basis point increase during the fiscal period under review and the eleventh consecutive meeting at which the FOMC raised monetary policy by this amount. At the September 20th FOMC meeting, the Federal Reserve (“Fed”) gave no indication of pausing its campaign of removing monetary policy accommodation at a measured pace. The Fed’s formal risk assessment for economic growth and price stability remains balanced.

During the fiscal period under review, the gross domestic product (“GDP”) consistently expanded at a healthy pace. Most recently, GDP grew an estimated 3.8% during the third quarter of 2005, a slight increase from the 3.3% rate of growth posted during the second quarter. First quarter 2005 and fourth quarter 2004, GDP advanced by 3.8% and 3.3%, respectively. Although recently depressed by several major hurricanes, non-farm payrolls grew by 158,250, on average, per month over the past fiscal year. October’s unemployment rate was 5.0%, a decline of 0.5% from the 5.5% rate that existed at the start of the fiscal period. Core inflation (excluding food and energy) measures have remained relatively tame during the past year. However, higher energy prices have partially contributed to a significant decline in consumer confidence over the past two months.

Management Strategy

As of October 31, 2005, the Portfolio had net assets of $14.1 billion and an average maturity of 25 days. The Portfolio was comprised of 51% commercial paper, 24% corporate notes, 14% repurchase agreements, 8% certificates of deposit, and 6% time deposits based on net assets.

Over the past fiscal year, we have continued to primarily follow a strategy of concentrating maturing investments near the next FOMC meeting date in order to capitalize on higher expected money market interest rates. This has primarily been achieved by investing in short commercial paper and certificates of deposit. In addition, we have focused reset floating rate notes, preferring bonds that reset based off of one month Libor, Fed Funds, and Prime. In order diversify the maturity structure of the Portfolio and to also take advantage of the steepness in the money market yield curve, we have also selectively added several positions in commercial paper in the six-month or longer portion of t money market curve.

Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compar these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested from May 1, 2005 to October 31, 2005 and held for the entir period.

Actual Expenses

The first line of the tables below provides information actual account values and actual expenses. You may us information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expe based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is n Portfolio’s actual return. The hypothetical account va expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Y use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this hypothetical example with the 5% hypothetical examples appear in the shareholder reports of the other funds.

2005 Annual Report

October 31, 2005

Investment Overview (cont’d)

Prime Portfolio

			Expenses Paid
		Ending Account	During Period*
	Beginning	Value	May 1, 2005 —
	Account Value	October 31,	October 31,
	May 1, 2005	2005	2005

Institutional Class
Actual	$1,000.00	$1,016.90	$0.56
Hypothetical (5% average annual return before expenses)	1,000.00	1,024.65	0.56

*                 Expenses are equal to the Portfolio’s annualized net expense ratio of 0.11%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

			Expenses Paid
		Ending Account	During Period*
	Beginning	Value	May 1, 2005 —
	Account Value	October 31,	October 31,
	May 1, 2005	2005	2005

Service Class
Actual	$1,000.00	$1,016.70	$0.81
Hypothetical (5% average annual return before expenses)	1,000.00	1,024.40	0.82

*                 Expenses are equal to the Portfolio’s annualized net expense ratio of 0.16%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

			Expenses Paid
		Ending Account	During Period*
	Beginning	Value	May 1, 2005 —
	Account Value	October 31,	October 31,
	May 1, 2005	2005	2005

Investor Class
Actual	$1,000.00	$1,016.40	$1.07
Hypothetical (5% average annual return before expenses)	1,000.00	1,024.15	1.07

*                 Expenses are equal to the Portfolio’s annualized net expense ratio of 0.21%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

			Expenses Paid
		Ending Account	During Period*
	Beginning	Value	May 1, 2005 —
	Account Value	October 31,	October 31,
	May 1, 2005	2005	2005

Administrative Class
Actual	$1,000.00	$1,016.10	$1.32
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.89	1.33

*                 Expenses are equal to the Portfolio’s annualized net expense ratio of 0.26%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

			Expenses Paid
		Ending Account	During Period*
	Beginning	Value	May 1, 2005 —
	Account Value	October 31,	October 31,
	May 1, 2005	2005	2005

Advisory Class
Actual	$1,000.00	$1,015.60	$1.83
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.39	1.84

*                 Expenses are equal to the Portfolio’s annualized net expense ratio of 0.36%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

			Expenses Paid
		Ending Account	During Period*
	Beginning	Value	May 1, 2005 —
	Account Value	October 31,	October 31,
	May 1, 2005	2005	2005

Participant Class
Actual	$1,000.00	$1,015.00	$2.59
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.63	2.60

*                 Expenses are equal to the Portfolio’s annualized net expense ratio of 0.51%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by investment type, as a percentage of total investments.

2005 Annual Report

October 31, 2005

Portfolio of Investments

Prime Portfolio

	Face
	Amount	Value
	(000)	(000)
Certificate of Deposit (7.8%)
Banking (1.6%)
HSBC USA, Inc.
4.25%, 4/3/06	$100,000	$99,992
4.30%, 4/18/06	58,000	58,001
Wells Fargo Bank NA
4.03%, 12/2/05	69,400	69,400
		227,393
Major Banks (6.2%)
First Tennessee Bank NA
2.75%, 12/13/05	75,000	74,881
3.77%, 11/1/05	400,000	400,000
SunTrust Bank
4.00%, 9/26/06	152,000	151,983
Washington Mutual Bank FA
4.04%, 12/6/05	250,000	250,000
		876,864
Total Certificate of Deposit (Cost $1,104,257)		1,104,257
Commercial Paper (51.4%)
Asset Backed — Automotive (1.7%)
DaimlerChrysler Revolving Auto Conduit LLC
4.01%, 11/30/05	55,118	54,938
4.06%, 11/1/05	80,263	80,263
FCAR Owner Trust
3.77%, 12/8/05	100,000	99,585
		234,786
Asset Backed — Consumer (11.8%)
Barton Capital Corp.
3.42%, 12/5/05	(a)135,728	135,213
3.56%, 11/1/05	(a)136,713	136,713
3.98%, 12/6/05	(a)100,934	100,539
4.34%, 12/8/05	(a)160,000	159,338
Bryant Park Funding LLC
2.52%, 11/15/05	(a)100,204	100,047
3.92%, 12/12/05	(a)45,381	45,173
4.04%, 11/1/05 - 11/3/05	(a)102,658	102,648
Gemini Securitization Corp.
4.39%, 11/15/05	(a)100,000	99,854
Mont Blanc Capital Corp.
3.81%, 11/30/05	(a)70,000	69,772
4.00%, 12/9/05	(a)75,000	74,682
Old Line Funding LLC
4.27%, 11/1/05	(a)72,517	72,517
Ranger Funding Corp.
3.95%, 11/1/05	(a)76,735	76,735
Regency Markets No. 1 LLC
4.05%, 11/15/05	(a)314,157	313,684
Sheffield Receivables Corp.
3.99%, 11/1/05	(a)175,000	175,000
		1,661,915
Asset Backed — Corporate (4.3%)
Atlantis One Funding Corp.
3.70%, 12/28/05	$ (a)75,000	$74,580
3.85%, 3/20/06	(a)53,373	52,565
3.88%, 12/14/05	(a)38,786	38,602
3.89%, 12/1/05	(a)35,000	34,901
4.03%, 11/16/05	(a)45,885	45,821
4.09%, 4/24/06	(a)100,000	97,946
CAFCO LLC
3.95%, 11/2/05	(a)64,596	64,589
4.12%, 12/5/05	(a)100,000	99,622
Eureka Securitization, Inc.
3.73%, 11/1/05	(a)50,000	50,000
3.77%, 12/13/05	(a)40,000	39,813
		598,439
Asset Backed — Diversified (2.4%)
CRC Funding LLC
3.84%, 11/4/05	(a)60,000	59,981
3.92%, 12/9/05	(a)100,000	99,574
3.99%, 12/13/05	(a)50,000	49,764
4.06%, 12/12/05	(a)30,000	29,862
4.39%, 11/1/05	(a)49,250	49,250
Preferred Receivables Funding
3.96%, 12/2/05	(a)51,203	51,025
		339,456
Asset Backed — Securities (17.1%)
Amstel Funding Corp.
3.98%, 3/27/06	(a)60,000	59,002
3.99%, 12/15/05	(a)175,000	174,181
4.00%, 2/27/06	(a)75,000	74,036
4.02%, 12/1/05	(a)214,690	213,967
Cancara Asset Securitization LLC
4.00%, 11/25/05	(a)47,231	47,105
4.05%, 11/1/05	(a)125,000	125,000
CC USA, Inc.
3.74%, 4/27/06	(a)45,000	44,049
3.80%, 11/1/05	(a)40,000	40,000
Clipper Receivables Co., LLC
3.72%, 11/14/05	30,000	29,960
Dorada Finance, Inc.
4.30%, 4/28/06	(a)40,000	39,149
Golden Fish LLC
3.15%, 12/8/05	(a)225,000	224,059
3.36%, 12/7/05	(a)58,636	58,396
3.42%, 12/9/05	(a)100,721	100,289
3.68%, 12/13/05	33,590	33,432
3.74%, 12/12/05	(a)145,000	144,340
3.77%, 11/1/05 - 11/30/05	(a)114,552	114,458

The accompanying notes are an integral part of the financial statements.

2005 Annual Report

October 31, 2005

Portfolio of Investments (cont’d)

Prime Portfolio

	Face
	Amount	Value
	(000)	(000)
Asset Backed — Securities (cont’d)
Grampian Funding LLC
3.75%, 11/10/05	$ (a)100,000	$ 99,899
3.97%, 3/24/06	(a)166,500	163,821
4.02%, 12/5/05	(a)110,000	109,631
4.06%, 12/9/05	(a)110,000	109,595
4.08%, 2/17/06	(a)60,000	59,294
4.09%, 2/7/06	(a)60,000	59,363
4.11%, 12/20/05	(a)60,000	59,711
Scaldis Capital LLC
3.78%, 11/28/05	(a)42,530	42,422
4.04%, 11/22/05	(a)23,097	23,052
4.14%, 12/7/05	(a)58,346	58,147
Solitaire Funding Ltd.
4.04%, 12/13/05	(a)47,000	46,782
White Pine Finance LLC
3.92%, 2/15/06	(a)49,000	48,997
		2,402,137
Banking (0.7%)
HSBC USA, Inc.
3.97%, 3/20/06	95,000	93,555
Diversified Financial Services (4.5%)
General Electric Capital Corp.
3.75%, 11/1/05	175,000	175,000
3.82%, 11/28/05	150,000	149,617
3.99%, 3/14/06	65,000	64,128
4.02%, 11/14/05	50,000	49,939
4.06%, 11/17/05	90,000	89,874
General Electric Co.
4.11%, 12/27/05	100,000	99,378
		627,936
Finance — Automotive (0.8%)
Toyota Motor Credit Corp.
3.81%, 12/9/05	85,000	84,640
3.87%, 12/30/05	25,000	24,861
		109,501
Finance — Consumer (1.4%)
Pfizer, Inc.
3.85%, 12/12/05	200,000	199,083
Finance — Corporate (1.9%)
CIT Group, Inc.
3.71%, 12/9/05	63,800	63,531
3.79%, 12/12/05	93,000	92,579
4.02%, 12/8/05	59,750	59,506
4.04%, 12/7/05	49,000	48,803
		264,419
Insurance (0.5%)
Allianz Finance Corp.
4.30%, 11/2/05	(a)70,000	69,993
International Banks (0.8%)
Barclays U.S. Funding Corp.
3.99%, 11/1/05	120,000	120,000
Investment Bankers/Brokers/Services (3.5%)
Citigroup Global Markets Holdings, Inc.
3.82%, 11/28/05	$ 250,000	$ 250,000
Credit Suisse First Boston USA, Inc.
4.06%, 12/12/05 - 12/22/05	99,500	99,049
Goldman Sachs Group, Inc.
3.84%, 7/14/06	150,000	150,000
		499,049
Total Commercial Paper (Cost $7,220,269)		7,220,269
Corporate Notes (23.8%)
Asset Backed — Securities (9.5%)
Beta Finance, Inc.
3.82%, 5/24/06 - 5/25/06	(a)(b)283,000	282,988
3.93%, 3/14/06	(a)(b)50,000	50,002
3.96%, 3/20/06	(a)(b)125,000	125,004
4.13%, 9/11/06	(a)(b)50,000	50,004
CC USA, Inc.
3.90%, 1/17/06	(a)(b)115,000	114,995
4.05%, 7/24/06	(a)15,000	14,999
4.06%, 12/1/05	(a)(b)100,000	99,999
Dorada Finance, Inc.
3.82%, 5/25/06	(a)(b)125,000	124,995
3.90%, 1/17/06	(a)(b)138,000	137,994
White Pine Finance LLC
3.81%, 10/16/06	(a)(b)80,000	79,984
3.99%, 8/25/06	(a)(b)185,000	184,976
4.01%, 9/25/06	(a)(b)75,000	74,987
		1,340,927
Banking (2.0%)
Fifth Third Bank
3.99%, 11/23/09	(a)(b)150,000	150,000
HSBC USA, Inc.
3.81%, 5/16/06	(b)75,000	75,000
4.00%, 7/18/06	55,000	55,000
		280,000
Diversified Financial Services (0.4%)
General Electric Capital Corp.
4.04%, 11/9/06	50,000	50,081
Finance — Automotive (0.7%)
Toyota Motor Credit Corp.
3.79%, 11/6/06	(b)100,000	100,000
Insurance (0.5%)
MassMutual Global Funding II
4.04%, 12/13/05	(a)(b)65,000	65,014
Investment Bankers/Brokers/Services (7.6%)
Bank of America Securities LLC
4.28%, 2/20/06	273,500	273,500
Citigroup Global Markets Holdings, Inc.
4.16%, 6/6/06	(b)45,000	45,053
Goldman Sachs Group, Inc.
3.97%, 6/9/06	200,000	200,000
3.99%, 11/10/05	125,000	125,000

The accompanying notes are an integral part of the financial statements.

2005 Annual Report

October 31, 2005

Portfolio of Investments (cont’d)

Prime Portfolio

	Face
	Amount	Value
	(000)	(000)
Investment Bankers/Brokers/Services (cont’d)
Merrill Lynch & Co., Inc.
3.95%, 9/15/10	$ (b)175,000	$ 175,000
4.14%, 11/9/06	75,000	75,188
4.49%, 2/17/06	(b)177,000	177,215
		1,070,956
Major Banks (3.1%)
Bank of America Corp.
4.06%, 12/9/05 - 8/10/06	(b)310,000	310,000
Fifth Third Bank
3.79%, 11/1/05	(b)25,000	25,000
Harris Trust & Savings Bank
4.07%, 5/3/06	(b)100,000	100,000
		435,000
Total Corporate Notes (Cost $3,341,978)		3,341,978
Time Deposit (6.3%)
International Banks (1.1%)
Sanpaolo IMI SpA
4.00%, 11/1/05	160,000	160,000
Major Banks (5.2%)
Regions Bank of Alabama
3.99%, 11/1/05	325,000	325,000
SunTrust Bank
4.00%, 11/1/05	(b)400,000	400,000
		725,000
Total Time Deposit (Cost $885,000)		885,000
Repurchase Agreements (14.4%)
Bear Stearns Cos., Inc., 4.03%, dated 10/31/05, due 11/1/05, repurchase price $775,087: fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Adjustable Rate Mortgages: 3.53% to 5.88%, due 8/1/17 to 11/1/35; Federal National Mortgage Association, Adjustable Rate Mortgages: 3.28% to 5.20%, due 11/1/17 to 2/1/44, valued at $790,502.	775,000	775,000
Goldman Sachs Group, Inc., 4.03%, dated 10/31/05, due 11/1/05, repurchase price $1,054,233: fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: Federal National Mortgage Association, Conventional Pools: 3.66% to 11.00%, due 4/1/15 to 9/1/39; Federal Home Loan Mortgage Corp., Adjustable Rate Mortgages: 4.13% to 5.10%, due 10/1/30 to 8/1/35; Federal Home Loan Mortgage Corp., Gold Pool: 9.50%, due 9/17/22, valued at $1,075,197.	1,054,115	1,054,115

J.P. Morgan Securities, Inc., 4.02%, dated 10/31/05, due 11/1/05, repurchase price $200,022: fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp. Discount Note: Zero coupon, due 3/13/06; Federal National Mortgage Association Discount Note: Zero coupon, due 11/1/05; U.S. Treasury Inflationary Indexed Bond, Fixed Rate, 2.38%, due 1/15/25, valued at $204,001.

	$ 200,000	$ 200,000
Total Repurchase Agreements (Cost $2,029,115)		2,029,115
Total Investments (103.7%) (Cost $14,580,619)		14,580,619
Liabilities in Excess of Other Assets (-3.7%)		(515,261)
Net Assets (100%)		$ 14,065,358

(a)                                  144A Security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(b)                                 Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on October 31, 2005.

The accompanying notes are an integral part of the financial statements.

2005 Annual Report

October 31, 2005

Investment Overview (unaudited)

Government Portfolio

The Government Portfolio seeks preservation of capital, daily liquidity and maximum current income. The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in obligations of the U.S. government and its agencies and instrumentalities and in repurchase agreements collateralized by such securities.

Performance

For the fiscal year ended October 31, 2005, the Portfolio’s Institutional Share Class had a total return of 2.91%. For the seven-day period ended October 31, 2005, the Portfolio’s Institutional Share Class provided an annualized current yield of 3.86%, while its 30-day moving average annualized yield was 3.79%.

Factors Affecting Performance

In response to continued economic expansion and with higher energy prices threatening to feed through into broader inflation, the Federal Open Market Committee (“FOMC”) raised its federal funds target rate to 3.75% at its September 20th meeting. This was the eighth 25 basis point increase during the fiscal period under review and the eleventh consecutive meeting at which the FOMC raised monetary policy by this amount. At the September 20th FOMC meeting, the Federal Reserve (“Fed”) gave no indication of pausing its campaign of removing monetary policy accommodation at a measured pace. The Fed’s formal risk assessment for economic growth and price stability remains balanced.

During the fiscal period under review, the gross domestic product (“GDP”) consistently expanded at a healthy pace. Most recently, GDP grew an estimated 3.8% during the third quarter of 2005, a slight increase from the 3.3% rate of growth posted during the second quarter. First quarter 2005 and fourth quarter 2004, GDP advanced by 3.8% and 3.3%, respectively. Although recently depressed by several major hurricanes, non-farm payrolls grew by 158,250, on average, per month over the past fiscal year. October’s unemployment rate was 5.0%, a decline of 0.5% from the 5.5% rate that existed at the start of the fiscal period. Core inflation (excluding food and energy) measures have remained relatively tame during the past year. However, higher energy prices have partially contributed to a significant decline in consumer confidence over the past two months.

Management Strategy

As of October 31, 2005, the Portfolio had net assets of $2.6 billion and an average maturity of 9 days. As of the end of October, approximately 82% of the Portfolio was invested in overnight and term repurchase agreements, and 18% in Federal agency obligations based on net assets.

Over the past fiscal year, we have continued to follow primarily a strategy of concentrating our investments in either fixed rate securities that mature or floating rate notes that reset near the next FOMC meeting date in order to capitalize on higher expected money market interest rates. This has primarily been achieved by investing in overnight and term repurchase agreements, one-month Federal agency discount notes and floating rate notes. In order to diversify the maturity structure of the Portfolio and to also take advantage of the steepness in the money market yield curve, we have also selectively added several positions in discount notes or debentures in the six-month or longer portion of the money market curve.

Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested from May 1, 2005 to October 31, 2005 and held for the entire period.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2005 Annual Report

October 31, 2005

Investment Overview (cont’d)

Government Portfolio

			Expenses Paid
		Ending	During Period*
	Beginning	Account Value	May 1, 2005 —
	Account Value	October 31,	October 31,
	May 1, 2005	2005	2005

Institutional Class
Actual	$1,000.00	$1,017.10	$0.25
Hypothetical (5% average annual return before expenses)	1,000.00	1,024.95	0.26

*                 Expenses are equal to the Portfolio’s annualized net expense ratio of 0.05%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

			Expenses Paid
		Ending	During Period*
	Beginning	Account Value	May 1, 2005 —
	Account Value	October 31,	October 31,
	May 1, 2005	2005	2005

Service Class
Actual	$1,000.00	$1,016.80	$0.51
Hypothetical (5% average annual return before expenses)	1,000.00	1,024.70	0.51

*                 Expenses are equal to the Portfolio’s annualized net expense ratio of 0.10%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

			Expenses Paid
		Ending	During Period*
	Beginning	Account Value	May 1, 2005 —
	Account Value	October 31,	October 31,
	May 1, 2005	2005	2005

Investor Class
Actual	$1,000.00	$1,016.60	$0.76
Hypothetical (5% average annual return before expenses)	1,000.00	1,024.45	0.77

*                 Expenses are equal to the Portfolio’s annualized net expense ratio of 0.15%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

			Expenses Paid
		Ending	During Period*
	Beginning	Account Value	May 1, 2005 —
	Account Value	October 31,	October 31,
	May 1, 2005	2005	2005

Administrative Class
Actual	$1,000.00	$1,016.30	$1.02
Hypothetical (5% average annual return before expenses)	1,000.00	1,024.20	1.02

*                 Expenses are equal to the Portfolio’s annualized net expense ratio of 0.20%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

			Expenses Paid
		Ending	During Period*
	Beginning	Account Value	May 1, 2005 —
	Account Value	October 31,	October 31,
	May 1, 2005	2005	2005

Advisory Class
Actual	$1,000.00	$1,015.80	$1.52
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.69	1.53

*                 Expenses are equal to the Portfolio’s annualized net expense ratio of 0.30%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

			Expenses Paid
		Ending	During Period
	Beginning	Account Value	May 1, 2005 —
	Account Value	October 31,	October 31,
	May 1, 2005	2005	2005

Participant Class
Actual	$1,000.00	$1,015.00	$2.29
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.94	2.29

*                 Expenses are equal to the Portfolio’s annualized net expense ratio of 0.45%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by investment type, as a percentage of total investments.

2005 Annual Report

October 31, 2005

Portfolio of Investments

Government Portfolio

	Face
	Amount	Value
	(000)	(000)
U.S. Government & Agency Securities (18.5%)
Federal Farm Credit Bank
3.26%, 4/20/06 - 10/6/06	$(b)40,000	$ 39,993
3.27%, 8/18/06	(b)25,000	24,996
3.51%, 12/28/06	(b)40,000	39,991
3.80%, 3/22/07	(b)25,000	24,991
3.83%, 10/6/06	(b)19,800	19,804
3.98%, 12/29/06	(b)30,000	29,995
Federal Home Loan Bank
2.05%, 7/24/06	2,500	2,461
2.13%, 11/15/05	10,230	10,223
2.20%, 2/27/06	4,500	4,473
2.25%, 7/24/06	1,700	1,676
3.10%, 8/2/06	(b)22,100	22,090
3.15%, 5/16/06	(b)6,500	6,497
3.23%, 6/2/06	(b)15,000	14,994
3.28%, 1/27/06	(b)11,500	11,500
3.32%, 8/21/06	(b)25,000	24,988
3.36%, 12/29/06	(b)20,000	19,989
3.75%, 6/1/06	(b)11,300	11,296
Federal Home Loan Mortgage Corp.
2.13%, 6/12/06	11,500	11,370
2.15%, 2/10/06	4,000	3,982
2.27%, 4/28/06	9,000	8,938
2.81%, 2/2/06	9,000	8,975
2.98%, 11/15/05	5,590	5,584
3.00%, 5/5/06	1,500	1,495
3.03%, 12/5/05	3,000	2,991
3.18%, 11/7/05	(b)35,600	35,600
3.20%, 12/12/05	19,717	19,640
3.32%, 12/30/05	5,715	5,683
3.33%, 12/28/05	7,000	6,963
3.36%, 12/9/05	13,000	12,954
3.39%, 11/28/05	850	848
3.58%, 1/3/06	992	986
3.70%, 2/7/06	4,000	3,960
3.92%, 3/31/06	8,000	7,872
4.37%, 7/15/06	5,000	4,838
5.50%, 7/15/06	7,000	7,059
Federal National Mortgage Association
2.15%, 4/13/06	3,125	3,099
3.69%, 12/7/05	1,910	1,903
3.97%, 12/29/05	(b)21,000	20,999
Total U.S. Government & Agency Securities (Cost $485,696)		485,696

	Face
	Amount	Value
	(000)	(000)
Repurchase Agreements (81.7%)

Bear Stearns Cos., Inc., 3.81%, dated 10/18/05, due 11/1/05, repurchase price $40,059: fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Adjustable Rate Mortgage: 4.21%, due 4/1/34; Federal National Mortgage Association, Adjustable Rate Mortgages: 3.89% to 4.51%, due 7/1/33 to 1/1/35, valued at $40,801.

	$ 40,000	$ 40,000
Bear Stearns Cos., Inc., 3.85%, dated 10/25/05, due 11/1/05, repurchase price $90,067: fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Adjustable Rate Mortgages: 4.21% to 5.73%, due 7/1/32 to 4/1/35; Federal National Mortgage Association, Adjustable Rate Mortgages: 4.46% to 5.04%, due 10/1/32 to 6/1/35, valued at $91,803.	90,000	90,000
Bear Stearns Cos., Inc., 4.03%, dated 10/31/05, due 11/1/05, repurchase price $423,047: fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Adjustable Rate Mortgages: 4.70% to 5.44%, due 10/1/32 to 10/1/35; Federal National Mortgage Association, Adjustable Rate Mortgages: 3.57% to 5.24%, due 10/1/23 to 7/1/35, valued at $431,461.	423,000	423,000
CS First Boston LLC, 4.02% dated 10/31/05, due 11/7/05, repurchase price $105,082: fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: Federal National Mortgage Association, Adjustable Rate Mortgages: 4.84% to 5.06%, due 9/1/34 to 3/1/35, valued at $107,102.	105,000	105,000
CS First Boston LLC, 4.03%, dated 10/31/05, due 11/1/05, repurchase price $463,052: fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Adjustable Rate Mortgage: 5.24%, due 4/1/33; Federal National Mortgage Association, Adjustable Rate Mortgages: 4.08% to 5.06%, due 2/1/33 to 3/1/35, valued at $472,261.	463,000	463,000
Goldman Sachs Group, Inc., 4.03%, dated 10/31/05, due 11/1/05, repurchase price $427,928: fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Conventional Pool: 4.70% to 5.58, due 9/1/32 to 2/1/35; Federal National Mortgage Association, Fixed Rate Mortgages: 4.06% to 6.50%, due 11/1/32 to 11/1/35, valued at $436,438.	427,880	427,880

The accompanying notes are an integral part of the financial statements.

2005 Annual Report

October 31, 2005

Portfolio of Investments (cont’d)

Government Portfolio

	Face
	Amount	Value
	(000)	(000)
Repurchase Agreements (cont’d)

UBS Securities LLC, 3.78%, dated 9/28/05, due 11/1/05, repurchase price $40,143: fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Adjustable Rate Mortgages: 4.81% to 5.12%, due 2/1/32 to 4/1/35; Federal National Mortgage Association, Adjustable Rate Mortgages: 4.01% to 4.86%, due 12/1/31 to 4/1/35, valued at $40,804.

	$ 40,000	$ 40,000
UBS Securities LLC, 3.78%, dated 9/29/05, due 11/1/05, repurchase price $35,121: fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Adjustable Rate Mortgages: 4.21%, due 5/1/35; Federal National Mortgage Association, Adjustable Rate Mortgages: 4.33% to 5.26%, due 10/1/31 to 7/1/35, valued at $35,704.	35,000	35,000
UBS Securities LLC, 3.78%, dated 10/4/05, due 11/1/05, repurchase price $50,147: fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Adjustable Rate Mortgages: 4.95% to 5.73%, due 6/1/32 to 6/1/35; Federal National Mortgage Association, Adjustable Rate Mortgages: 3.89% to 5.60%, due 6/1/32 to 10/1/35, valued at $51,002.	50,000	50,000
UBS Securities LLC, 3.95%, dated 10/24/05, due 11/14/05, repurchase price $40,092: fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Adjustable Rate Mortgages: 3.66% to 4.21%, due 8/1/33 to 5/1/35; Federal National Mortgage Association, Adjustable Rate Mortgages: 4.34% to 4.79%, due 8/1/34 to 7/1/35, valued at $40,801.	40,000	40,000
UBS Securities LLC, 4.03%, dated 10/27/05, due 12/13/05, repurchase price $30,158: fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: Federal National Mortgage Association, Adjustable Rate Mortgages: 4.13% to 4.98%, due 5/1/34 to 8/1/35, valued at $30,601.	30,000	30,000

UBS Securities LLC, 4.03%, dated 10/31/05, due 11/1/05, repurchase price $395,044: fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Adjustable Rate Mortgages: 3.20% to 6.12%, due 9/1/30 to 10/1/35; Federal National Mortgage Association, Conventional Pools: 5.78%, due 10/1/08; Federal National Mortgage Association, Adjustable Rate Mortgages: 3.59% to 5.36%, due 3/1/28 to 9/1/39, valued at $402,904.

	$ 395,000	$ 395,000
Total Repurchase Agreements (Cost $2,138,880)		2,138,880
Total Investments (100.2%) (Cost $2,624,576)		2,624,576
Liabilities in Excess of Other Assets (-0.2%)		(6,032)
Net Assets (100%)		$ 2,618,544

(b)                                 Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on October 31, 2005.

The accompanying notes are an integral part of the financial statements.

2005 Annual Report

October 31, 2005

Investment Overview (unaudited)

Treasury Portfolio

The Treasury Portfolio seeks preservation of capital, daily liquidity and maximum current income. The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in U.S. Treasury obligations and repurchase agreements collateralized by such securities.

Performance

For the fiscal year ended October 31, 2005, the Portfolio’s Institutional Share Class had a total return of 2.79%. For the seven-day period ended October 31, 2005, the Portfolio’s Institutional Share Class provided an annualized current yield of 3.80%, while its 30-day moving average annualized yield was 3.69%.

Factors Affecting Performance

In response to continued economic expansion and with higher energy prices threatening to feed through into broader inflation, the Federal Open Market Committee (“FOMC”) raised its federal funds target rate to 3.75% at its September 20th meeting. This was the eighth 25 basis point increase during the fiscal period under review and the eleventh consecutive meeting at which the FOMC raised monetary policy by this amount. At the September 20th FOMC meeting, the Federal Reserve (“Fed”) gave no indication of pausing its campaign of removing monetary policy accommodation at a measured pace. The Fed’s formal risk assessment for economic growth and price stability remains balanced.

During the fiscal period under review, the gross domestic product (“GDP”) consistently expanded at a healthy pace. Most recently, GDP grew an estimated 3.8% during the third quarter of 2005, a slight increase from the 3.3% rate of growth posted during the second quarter. First quarter 2005 and fourth quarter 2004, GDP advanced by 3.8% and 3.3%, respectively. Although recently depressed by several major hurricanes, non-farm payrolls grew by 158,250, on average, per month over the past fiscal year. October’s unemployment rate was 5.0%, a decline of 0.5% from the 5.5% rate that existed at the start of the fiscal period. Core inflation (excluding food and energy) measures have remained relatively tame during the past year. However, higher energy prices have partially contributed to a significant decline in consumer confidence over the past two months.

Management Strategy

As of October 31, 2005, the Portfolio had net assets of $88.2 million and a weighted average maturity of 2 days. As of the end of October, approximately 99% of the Portfolio was invested in overnight and term repurchase agreements along with 1% held in a U.S. Treasury note based on net assets.

Over the past fiscal year, we have continued to primarily follow a strategy of concentrating maturing investments near the next FOMC meeting date in order to capitalize on higher expected money market interest rates. This has primarily been achieved by investing in overnight and term repurchase agreements backed by Treasury collateral.

Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period ended October 31, 2005 for the Institutional, Service, Investor, Administrative, Advisory and Participant Classes and August 15, 2005 to October 31, 2005 for the Cash Management Class and held for the entire period.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Please note that Cash Management Class commenced operations on August 15, 2005, therefore, “Actual Expenses Paid During the Period” reflect activity from August 15, 2005 through October 31, 2005. All other share classes reflect activity from May 1, 2005 through October 31, 2005.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2005 Annual Report

October 31, 2005

Investment Overview (cont’d)

Treasury Portfolio

Please note that while Cash Management Class commenced operations on August 15, 2005, the “Hypothetical Expenses Paid During the Period” reflect projected activity for the full six month period for the purposes of comparability. This projection assumes that the annualized expense ratio for Cash Management Class was in effect during the period from May 1, 2005 to October 31, 2005.

			Expenses Paid
		Ending Account	During Period*
	Beginning	Value	May 1, 2005 —
	Account Value	October 31,	October 31,
	May 1, 2005	2005	2005

Institutional Class
Actual	$1,000.00	$1,016.60	$0.25
Hypothetical (5% average annual return before expenses)	1,000.00	1,024.95	0.26

*                 Expenses are equal to the Portfolio’s annualized net expense ratio of 0.05%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

			Expenses Paid
		Ending Account	During Period*
	Beginning	Value	May 1, 2005 —
	Account Value	October 31,	October 31,
	May 1, 2005	2005	2005

Service Class
Actual	$1,000.00	$1,016.30	$0.51
Hypothetical (5% average annual return before expenses)	1,000.00	1,024.70	0.51

*                 Expenses are equal to the Portfolio’s annualized net expense ratio of 0.10%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

			Expenses Paid
		Ending Account	During Period*
	Beginning	Value	May 1, 2005 —
	Account Value	October 31,	October 31,
	May 1, 2005	2005	2005

Investor Class
Actual	$1,000.00	$1,016.10	$0.76
Hypothetical (5% average annual return before expenses)	1,000.00	1,024.45	0.77

*                 Expenses are equal to the Portfolio’s annualized net expense ratio of 0.15%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

			Expenses Paid
		Ending Account	During Period*
	Beginning	Value	May 1, 2005 —
	Account Value	October 31,	October 31,
	May 1, 2005	2005	2005

Administrative Class
Actual	$1,000.00	$1,015.80	$1.02
Hypothetical (5% average annual return before expenses)	1,000.00	1,024.20	1.02

*                 Expenses are equal to the Portfolio’s annualized net expense ratio of 0.20%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

			Expenses Paid
		Ending Account	During Period*
	Beginning	Value	May 1, 2005 —
	Account Value	October 31,	October 31,
	May 1, 2005	2005	2005

Advisory Class
Actual	$1,000.00	$1,015.30	$1.52
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.69	$1.53

*                 Expenses are equal to the Portfolio’s annualized net expense ratio of 0.30%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

			Expenses Paid
		Ending Account	During Period*
	Beginning	Value	May 1, 2005 —
	Account Value	October 31,	October 31,
	May 1, 2005	2005	2005

Participant Class
Actual	$1,000.00	$1,014.50	$2.28
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.94	$2.29

*                 Expenses are equal to the Portfolio’s annualized net expense ratio of 0.45%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

			Expenses Paid
	Beginning	Ending Account	During Period*
	Account Value	Value	August 15, 2005
	August 15,	October 31,	— October 31,
	2005	2005	2005

Cash Management Class
Actual	$1,000.00	$1,007.60	$0.21
Hypothetical (5% average annual return before expenses)	1,000.00	1,024.70	$0.51

*                 Expenses are equal to the Portfolio’s annualized net expense ratio of 0.10%, multiplied by the average account value over the period, multiplied by 78/365 (to reflect the period).

2005 Annual Report

October 31, 2005

Investment Overview (cont’d)

Treasury Portfolio

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by investment type, as a percentage of total investments.

2005 Annual Report

October 31, 2005

Portfolio of Investments

Treasury Portfolio

	Face
	Amount	Value
	(000)	(000)
U.S Treasury Securities (0.9%)
U.S. Treasury Note (0.9%)
U.S. Treasury Note
1.88%, 1/31/06	$ 800	$ 797
Total U.S Treasury Securities (Cost $797)		797
Repurchase Agreements (99.3%)
CS First Boston LLC, 3.94%, dated 10/31/05, due 11/1/05, repurchase price $20,402; fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: U.S. Treasury Note, 4.25%, due 10/31/07, valued at $20,810.	20,400	20,400
Deutsche Bank Securities, Inc., 3.95%, dated 10/31/05, due 11/1/05, repurchase price $20,787; fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: U.S. Treasury Notes, 3.50% to 4.25%, due 11/15/06 to 8/15/14, valued at $21,201.	20,785	20,785
Goldman Sachs Group, Inc., 3.70%, dated 10/18/05, due 11/1/05, repurchase price $2,003; fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: U.S. Treasury Bonds, 13.25%, due 5/15/14, valued at $2,041.	2,000	2,000
Goldman Sachs Group, Inc., 3.74%, dated 10/25/05, due 11/1/05, repurchase price $3,002; fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: U.S. Treasury Bonds, 12.50% to 13.25%, due 5/15/14 to 8/15/14, valued at $3,061.	3,000	3,000
Lehman Brothers, Inc., 3.91%, dated 10/31/05, due 11/1/05, repurchase price $18,102; fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: U.S. Treasury Note, 3.875%, due 9/15/10, valued at $18,466.	18,100	18,100
Merrill Lynch, 3.88%, dated 10/31/05, due 11/1/05, repurchase price $3,000; fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: U.S. Treasury Note, 3.875%, due 5/15/10, valued at $3,064.	3,000	3,000
UBS Securities LLC, 3.93%, dated 10/31/05, due 11/1/05, repurchase price $20,302; fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: U.S. Treasury Note, 4.25%, due 10/15/10, valued at $20,708.	20,300	20,300
Total Repurchase Agreements (Cost $87,585)		87,585
Total Investments (100.2%) (Cost $88,382)		88,382
Liabilities in Excess of Other Assets (-0.2%)		(220)
Net Assets (100%)		$88,162

The accompanying notes are an integral part of the financial statements.

2005 Annual Report

October 31, 2005

Investment Overview (unaudited)

Tax-Exempt Portfolio

The Tax-Exempt Portfolio seeks to maximize current income exempt from federal income tax to the extent consistent with preservation of capital and maintenance of liquidity. The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing at least 80% of its assets in high quality short-term municipal obligations, the interest of which is exempt from federal income taxes and is not subject to the federal alternative minimum tax.

Performance

For the fiscal year ended October 31, 2005, the Portfolio’s Institutional Share Class had a total return of 2.17%. For the seven-day period ended October 31, 2005, the Portfolio’s Institutional Share Class provided an annualized current yield of 2.61%, while its 30-day annualized moving average yield was 2.59%.

Factors Affecting Performance

The 100 basis point rise in the Federal Open Market Committee’s (“FOMC”) federal funds target rate to 3.75% combined with surging oil prices and a slow down in residential real estate activity helped short-term yields remainattractive throughout the period.

Yields for short-term instruments rose in response to the FOMC actions. Within the municipal money market, variable-rate securities performed particularly well, quickly adjusting their yields in response to changes in interest rates.

Demand for tax-exempt money market instruments remains strong as investors seek to preserve capital in a rising interest rate environment.

Management Strategy

We continued to manage the Portfolio conservatively in anticipation of subsequent interest-rate increases, favoring securities with daily or weekly rate reset features. This strategy allowed the Portfolio to benefit as yields rose.

Additionally, among fixed-rate instruments, we emphasized commercial paper with maturities of one to three months and to a lesser extent, municipal notes and bonds in the six to nine month range.

Meanwhile, we decreased exposure to notes with one-year maturities, to avoid hindering the Portfolio’s ability to reinvest assets in higher yielding securities as they came to market.

Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period ended October 31, 2005 for the Institutional, Service, Investor, Administrative, Advisory and Participant Classes and August 15, 2005 to October 31, 2005 for the Cash Management Class and held for the entire period.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Please note that Cash Management Class commenced operations on August 15, 2005, therefore, “Actual Expenses Paid During the Period” reflect activity from August 15, 2005 through October 31, 2005. All other share classes reflect activity from May 1, 2005 through October 31, 2005.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that while Cash Management Class commenced operations on August 15, 2005, the “Hypothetical Expenses Paid During the Period” reflect projected activity for the full six month period for the purposes of comparability. This projection assumes that the annualized expense ratio for Cash Management Class was in effect during the period from May 1, 2005 to October 31, 2005

2005 Annual Report

October 31, 2005

Investment Overview (cont’d)

Tax-Exempt Portfolio

			Expenses Paid
		Ending Account	During Period*
	Beginning	Value	May 1, 2005 —
	Account Value	October 31,	October 31,
	May 1, 2005	2005	2005

Institutional Class
Actual	$1,000.00	$1,012.50	$0.46
Hypothetical (5% average annual return before expenses)	1,000.00	1,024.75	0.46

*                 Expenses are equal to the Portfolio’s annualized net expense ratio of 0.09%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

			Expenses Paid
		Ending Account	During Period*
	Beginning	Value	May 1, 2005 —
	Account Value	October 31,	October 31,
	May 1, 2005	2005	2005

Service Class
Actual	$1,000.00	$1,012.30	$0.71
Hypothetical (5% average annual return before expenses)	1,000.00	1,024.50	0.71

*                 Expenses are equal to the Portfolio’s annualized net expense ratio of 0.14%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

			Expenses Paid
		Ending Account	During Period*
	Beginning	Value	May 1, 2005 —
	Account Value	October 31,	October 31,
	May 1, 2005	2005	2005

Investor Class
Actual	$1,000.00	$1,012.00	$0.96
Hypothetical (5% average annual return before expenses)	1,000.00	1,024.25	0.97

*                 Expenses are equal to the Portfolio’s annualized net expense ratio of 0.19%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

			Expenses Paid
		Ending Account	During Period*
	Beginning	Value	May 1, 2005 —
	Account Value	October 31,	October 31,
	May 1, 2005	2005	2005

Administrative Class
Actual	$1,000.00	$1,011.70	$1.22
Hypothetical (5% average annual return before expenses)	1,000.00	1,024.00	1.22

*                 Expenses are equal to the Portfolio’s annualized net expense ratio of 0.24%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

			Expenses Paid
		Ending Account	During Period*
	Beginning	Value	May 1, 2005 —
	Account Value	October 31,	October 31,
	May 1, 2005	2005	2005

Advisory Class
Actual	$1,000.00	$1,011.20	$1.72
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.49	1.73

*                 Expenses are equal to the Portfolio’s annualized net expense ratio of 0.34%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

			Expenses Paid
		Ending Account	During Period*
	Beginning	Value	May 1, 2005 —
	Account Value	October 31,	October 31,
	May 1, 2005	2005	2005

Participant Class
Actual	$1,000.00	$1,010.50	$2.48
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.74	2.50

*                 Expenses are equal to the Portfolio’s annualized net expense ratio of 0.49%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

			Expenses Paid
	Beginning	Ending Account	During Period*
	Account Value	Value	August 15, 2005
	August 15,	October 31,	— October 31,
	2005	2005	2005

Cash Management Class
Actual	$1,000.00	$1,005.30	$0.30
Hypothetical (5% average annual return before expenses)	1,000.00	1,024.50	0.71

*                 Expenses are equal to the Portfolio’s annualized net expense ratio of 0.14%, multiplied by the average account value over the period, multiplied by 78/365 (to reflect the period).

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by investment type, as a percentage of total investments.

*Investment types which represent less than 3% of total investments are included in the category labeled “Other”.

2005 Annual Report

October 31, 2005

Portfolio of Investments

Tax-Exempt Portfolio

	Face
	Amount	Value
	(000)	(000)
Tax-Exempt Instruments (101.2%)
Commercial Paper (24.3%)
Baltimore County, MD, Consolidated Public Improvement, Series 2002 BANs
2.68%, 11/21/05	$16,600	$ 16,600
Board of Governors of the University of North Carolina, Chapel Hill, Series 2004 B
2.80%, 1/26/06	10,000	10,000
Clark County, NV, Motor Vehicle Fuel Tax, Series 2005 B
2.70%, 11/17/05	1,600	1,600
Harris County, TX, Series A-1
2.78%, 12/14/05	13,943	13,943
2.80%, 12/14/05	730	730
Houston, TX, 1993, Series A
2.82%, 1/25/06	15,000	15,000
Illinois Health Facilities Authority, Evanston Hospital Corp., Series 1995
2.63%, 11/3/05	1,500	1,500
Intermountain Power Agency, UT, 1997, Series B-3
2.73%, 12/13/05	6,000	6,000
Intermountain Power Agency, UT, 1997, Series B-4
2.75%, 12/19/05	5,000	5,000
Jacksonville, FL, Florida Power & Light Co., Series 1994
2.75%, 11/8/05	10,000	10,000
2.78%, 12/6/05	10,000	10,000
Louisiana Public Facilities Authority, Christus Health, Series 1999 B (Ambac)
2.60%, 11/8/05	11,000	11,000
Lower Colorado River Authority, CO, Series A
2.75%, 12/14/05	7,300	7,300
Metropolitan Atlanta Rapid Transit Authority, GA, Sales Tax, Series 2004 A
2.72%, 11/29/05	5,000	5,000
Michigan, Multi-Modal School Loan, Series 2005 C
2.63%, 12/5/05	10,000	10,000
Missouri Development Finance Board, Missouri Association of Municipal Utilities, Series 2005 A
2.72%, 12/1/05	1,298	1,298
2.74%, 12/1/05	4,110	4,110
New York City Municipal Water Finance Authority, NY, Series 6
2.70%, 12/22/05	9,600	9,600
Palm Beach County School District, FL, Sales Tax, Series 2005
2.80%, 1/18/06	6,000	6,000
Salt River Project Agricultural Improvement & Power District, AZ, Series B
2.72%, 11/21/05	17,450	17,450
San Antonio, TX, Electric & Gas, Series 1995 A
2.82%, 1/19/06	10,000	10,000
2.85%, 1/19/06	5,500	5,500
San Antonio, TX, Water System, Series 2001 A
2.70%, 11/21/05	6,000	6,000
Sunshine State Governmental Financing Commission, FL, City of Orlando, Series H
2.80%, 1/18/06	$ 6,000	$ 6,000
Texas A&M University, Series B
2.67%, 12/13/05	15,100	15,100
Texas Department of Transportation, State Highway Fund, Series 2005 A
2.82%, 1/11/06	15,000	15,000
University of Minnesota Regents, Series 2005 A
2.63%, 11/28/05	15,000	15,000
2.80%, 1/18/06	17,100	17,100
University of Texas Regents, Series 2002 A
2.68%, 12/8/05-12/19/05	23,947	23,947
2.70%, 12/20/05	15,000	15,000
2.80%, 1/10/06	7,537	7,537
		298,315
Daily Variable Rate Bonds (9.2%)
Adelanto Public Utility Authority, CA, Utility System, Series 2005 A (Ambac)
2.67%, 11/1/34	10,600	10,600
Allegheny County Higher Education Building Authority, PA, Carnegie Mellon University, Series 1998
2.60%, 12/1/33	700	700
Bell County Health Facilities Development Corp., TX, Scott & White Memorial Hospital, Series 2001-1 (MBIA)
2.68%, 8/15/31	10,110	10,110
Bell County Health Facilities Development Corp., TX, Scott & White Memorial Hospital, Series 2001-2 (MBIA)
2.68%, 8/15/31	1,400	1,400
California Department of Water Resources, Power Supply, Series 2002 B, Subseries B-1
2.64%, 5/1/22	11,200	11,200
Clarksville Public Building Authority, TN, Pooled Financing, Series 2001
2.72%, 7/1/31	4,200	4,200
Harris County Health Facilities Development Corp., TX, Young Men’s Christian Association of the Greater Houston Area, Series 1999
2.68%, 7/1/34	8,065	8,065
Illinois Finance Authority, Northwestern Memorial Hospital, Series 2004 B, Subseries 2004 B-1
2.68%, 8/15/38	1,300	1,300
Illinois Finance Authority, Northwestern Memorial Hospital, Series 2004 B, Subseries 2004 B-2
2.60%, 8/15/38	27,210	27,210
Illinois Health Facilities Authority, University of Chicago Hospitals, Series 1998 (MBIA)
2.68%, 8/1/26	700	700
Jacksonville Health Facilities Authority, FL, Baptist Medical Center, Series 2003 A
2.70%, 8/15/33	1,900	1,900

The accompanying notes are an integral part of the financial statements.

2005 Annual Report

October 31, 2005

Portfolio of Investments (cont’d)

Tax-Exempt Portfolio

	Face
	Amount	Value
	(000)	(000)
Daily Variable Rate Bonds (cont’d)
Louisiana Public Facilities Authority, Kenner Hotel Ltd., Series 1985
2.72%, 12/1/15	$17,170	$ 17,170
Missouri Development Finance Board, Nelson Gallery Foundation, Series 2004 A
2.67%, 12/1/33	1,000	1,000
Missouri Health & Educational Facilities Authority, SSM Health Care, Series 2005 C-1 (FSA)
2.60%, 6/1/19	1,200	1,200
Missouri Health & Educational Facilities Authority, Washington University, Series 2000 B
2.68%, 3/1/40	2,100	2,100
Missouri Health & Educational Facilities Authority, Washington University, Series 2004 A
2.68%, 2/15/34	320	320
Philadelphia Industrial Development Authority, PA, NewCourtland Elder Services, Series 2003
2.60%, 3/1/27	10,300	10,300
Pittsburgh Redevelopment Agency, CA, Los Medanos Community Development Sub 2004, Series A (Ambac)
2.67%, 9/1/35	1,000	1,000
University of Delaware, Series 2001 B
2.60%, 11/1/26	2,090	2,090
Washington Health Care Facilities Authority, Providence Services, Series 2002 A (MBIA)
2.68%, 12/1/30	1,000	1,000
		113,565
Municipal Bonds & Notes (7.5%)
Aiken County Consolidated School District, SC, Series 2005 BANs
3.25%, 7/14/06	2,800	2,804
Beaufort County School District, SC, Series 2005 A BANs
3.15%, 7/14/06	2,200	2,202
Beaver Area School District, PA, Series 2005 TRANs
3.50%, 6/30/06	1,709	1,714
Bend-La Pine Administrative School District No 1, OR, Series 2005 TRANs
4.00%, 6/29/06	5,000	5,035
Burnt Hills - Ballston Lake Central School District, NY, Series 2005 A TANs
3.75%, 7/13/06	1,250	1,259
Cobb County School District, GA, Series 2005 Notes
3.00%, 12/30/05	4,200	4,202
Davis County, UT, Series 2005 TRANs
3.75%, 12/29/05	3,000	3,006
Friendship Central School District, NY, Series 2005 BANs
4.00%, 8/3/06	3,000	3,025
Gwinnett County School District, GA, Series 2005 TANs
4.00%, 12/30/05	5,000	5,010
Hastings, NY, Series 2005 BANs
3.25%, 7/14/06	$ 1,500	$ 1,502
Illinois Finance Authority, School Notes, Series 2005 A
3.00%, 12/1/05	630	630
Indiana Bond Bank, Midyear Funding Notes, Series 2005 A
3.50%, 1/27/06	4,510	4,521
Indianapolis Local Public Improvement Bond Bank, IN, Series 2005 F
4.00%, 1/6/06	2,300	2,306
Lexington, MA, Series 2005 BANs
3.25%, 2/1/06	6,803	6,810
Marlboro Central School District, NY, Series 2005 BANs
4.25%, 4/13/06	3,273	3,290
Maryland Community Development Administration, Department of Housing and Community Development Residential Notes 2005, Series F
3.12%, 11/24/06	7,000	7,000
Menomonee Falls School District, WI, Series 2005 TRANs
4.25%, 8/24/06	11,000	11,097
New Bedford, MA, Series 2005 BANs
4.00%, 2/24/06	13,605	13,653
New Berlin School District, WI, Series 2005 NANs
4.00%, 2/15/06	8,500	8,527
Pioneer Valley Transportation Authority, MA, Series 2005 RANs
4.00%, 8/3/06	1,000	1,007
Utica City School District, NY, Series 2005 RANs
4.00%, 6/23/06	1,500	1,509
Wachusett Regional School District, MA, Series 2005 RANs
3.75%, 6/30/06	1,500	1,509
Wood-Ridge, NJ, Series 2005 TRANs
3.75%, 1/31/06	1,000	1,002
		92,620
Put Option Bonds (2.3%)
Northside Independent School District, TX, Series 2005
2.85%, 6/15/35	9,000	9,000
Oklahoma Water Resources Board, State Loan, Series 1994 A
2.80%, 9/1/23	6,020	6,020
Oklahoma Water Resources Board, State Loan, Series 1999
2.80%, 9/1/32	3,200	3,200
Oklahoma Water Resources Board, State Loan, Series 2003 A
2.85%, 10/1/36	5,000	5,000
Plaquemines Port Harbor & Terminal District, LA, Chevron Pipe Line Corp., Series 1984
3.00%, 9/1/08	4,700	4,700
		27,920

The accompanying notes are an integral part of the financial statements.

2005 Annual Report

October 31, 2005

Portfolio of Investments (cont’d)

Tax-Exempt Portfolio

	Face
	Amount	Value
	(000)	(000)
Weekly Variable Rate Bonds (57.9%)
American Public Energy Agency, NE, National Public Gas Agency 2003, Series A
2.69%, 2/1/14	$24,219	$ 24,219
Arizona Tourism & Sports Authority, Multipurpose Stadium, Series 2003 A ROCs II-R, Subseries 2134 (MBIA)
2.74%, 7/1/21	1,790	1,790
Barbers Hill Independent School District, TX, Series 2005 P-FLOATs PT-2982
2.74%, 2/15/24	9,140	9,140
Berkeley County School District, SC, School Building, Series 2005 P-FLOATs PT-3094
2.74%, 2/1/17	5,325	5,325
Bexar County Housing Finance Corp., TX, Multi-Family P-FLOATs PT-2082
2.74%, 1/20/10	1,500	1,500
Broomfield Urban Renewal Authority, CO, Broomfield Event Center, Series 2005
2.74%, 12/1/30	12,000	12,000
Broward County School Board, FL, Series 2005 COPs (FSA)
2.70%, 7/1/21	14,000	14,000
Centerra Metropolitan District No 1, CO, Series 2004
2.73%, 12/1/29	11,900	11,900
Charlotte, NC, Convention Facility, Series 2003 B COPs
2.75%, 12/1/21	5,000	5,000
Chicago Board of Education, IL, Series 2004 D (FSA)
2.72%, 3/1/23	4,000	4,000
Clark County, NV, Airport Improvement Refunding 1993, Series A (MBIA)
2.69%, 7/1/12	15,700	15,700
Colorado Educational & Cultural Facilities Authority, Oklahoma’s Public Radio, Series 2005 A
2.72%, 3/1/25	6,255	6,255
Colorado Health Facilities Authority, Catholic Health Initiatives, Series 2004 B-4
2.70%, 3/1/23	1,300	1,300
Columbus Development Authority, GA, Student Housing Facilities, Series 2005 A
2.74%, 9/1/30	5,425	5,425
Denver Urban Renewal Authority, CO, Stapleton Senior Tax Increment, Series 2004 A-1 P-FLOATs PT-999
2.79%, 12/1/24	1,500	1,500
Derry Township Industrial & Commercial Development Authority, PA, Hotel Tax Arena, Series 2000 A
2.73%, 11/1/30	10,700	10,700
Detroit, MI, Water Supply System Refg Second Lien, Series 2001-C (FGIC)
2.71%, 7/1/29	8,095	8,095
Dickinson County Economic Development Corp., MI, International Paper, Series 2002 A ROCs II-R, Subseries-439CE
2.76%, 6/1/16	$ 5,330	$ 5,330
Duncanville Independent School District, TX, Series 2005 P-FLOATs PT-3224
2.74%, 2/15/26	6,000	6,000
East Bay Municipal Utility District, CA, Water System Sub Refunding, Series 2005 B-1 (XLCA)
2.64%, 6/1/38	5,500	5,500
Easton Area School District, PA, Series 2005 (FSA)
2.72%, 4/1/21	5,000	5,000
Fairfax County Industrial Development Authority, VA, Inova Health System Foundation, Series 2005 A-2
2.68%, 5/15/35	8,000	8,000
Fort Wayne, IN, Health Quest Realty X, Series 1993 A TOBs (FHA)
2.87%, 8/1/13	1,250	1,250
Franklin County, OH, Doctors OhioHealth Corp., Series 2001 A ROCs II-R, Subseries 55
2.74%, 6/1/17	14,750	14,750
Glendale Heights, IL, Glendale Lakes, Series 2000
2.70%, 3/1/30	2,445	2,445
Hamilton County, OH, Twin Towers and Twin Lakes, Series 2003 A
2.73%, 7/1/23	1,500	1,500
Hawaii Department of Budget and Finance, Queens Health System 1998, Series A
2.68%, 7/1/26	4,800	4,800
Holt Public Schools, MI, Refunding, Series 2002
2.67%, 5/1/305	3,645	3,645
Houston, TX, Combined Utility System MERLOTs 2004, Series C13 (MBIA)
2.72%, 5/15/25	1,310	1,310
Illinois Development Finance Authority, Jewish Federation of Metropolitan Chicago, Series 1999 (Ambac)
2.70%, 9/1/24	7,460	7,460
Illinois Development Finance Authority, Palos Community Hospital, Series 1998
2.74%, 9/1/15	8,000	8,000
Illinois Finance Authority, Resurrection Health Care System, Series 2005 C
2.71%, 5/15/35	7,100	7,100
Illinois Toll Highway Authority, Toll Highway Senior Priority, Series 2005 A P-FLOATs PT-3158 (FSA)
2.74%, 1/1/23	5,355	5,355
Indiana Educational Facilities Authority, Bethel College, Series 2004
2.70%, 2/1/34	6,220	6,220
Indiana Health Facility Financing Authority, Community Health Network, Series 2005 C
2.70%, 5/1/35	7,000	7,000

The accompanying notes are an integral part of the financial statements.

2005 Annual Report

October 31, 2005

Portfolio of Investments (cont’d)

Tax-Exempt Portfolio

	Face
	Amount	Value
	(000)	(000)
Weekly Variable Rate Bonds (cont’d)
Jackson County Hospital Finance Authority, MI, W. A. Foote Memorial Hospital, Series 2005 A
2.72%, 6/1/32	$ 2,400	$ 2,400
Kansas Department of Transportation, Highway, Series 2004 C-4
2.65%, 9/1/24	6,500	6,500
King County, WA, Harborview Medical Center ROCs II-R, Series 5036 (Ambac)
2.74%, 12/1/13	1,820	1,820
Kirkwood School District Educational Facilities Authority, MO, Series 2005 B P-FLOATs PT-3164 (MBIA)
2.74%, 2/15/24	8,015	8,015
Knoxville, TN, Wastewater System, Series 2005 A P-FLOATs PT-3155 (MBIA)
2.74%, 4/1/32	5,515	5,515
Las Vegas, NV, Andre Agassi Charitable Foundation, Series 2005
2.70%, 10/1/35	9,500	9,500
Maine Health & Higher Educational Facilities Authority, VHA of New England Capital Asset Financing 1985, Series B (Ambac)
2.72%, 12/1/25	1,400	1,400
Massachusetts Bay Transportation Authority, Series 2000
2.68%, 3/1/30	22,300	22,300
Massachusetts Development Finance Agency, Dana Hall School, Series 2004
2.71%, 6/1/34	2,500	2,500
Massachusetts Health & Educational Facilities Authority, Cape Cod Healthcare Obligated Group, 2004, Series D (Assured Guaranty)
2.76%, 11/15/35	5,000	5,000
Massachusetts Health & Educational Facilities Authority, Partners HealthCare System Inc., 2003, Series D-4
2.68%, 7/1/38	3,900	3,900
Merrillville, IN, Southlake Care Center, Series 1992 A TOBs (FHA)
2.87%, 7/1/11	640	640
Miami-Dade County Educational Facilities Authority, FL, Carlos Albizu University, Series 2000
2.75%, 12/1/25	9,200	9,200
Michigan State University, Series 2003 A
2.67%, 2/15/33	27,200	27,200
Milan Area Schools, MI, Refunding, Series 2002
2.67%, 5/1/30	300	300
Minneapolis, MN, Fairview Health Services, Series 2005 A (Ambac)
2.68%, 11/15/32	4,000	4,000
Minneapolis, MN, Guthrie Theater on the River, Series 2003 A
2.70%, 10/1/23	17,300	17,300
Mississippi Development Bank, MGAM Natural Gas Supply, Series 2005
2.69%, 7/1/15	$ 8,500	$ 8,500
Mississippi Hospital Equipment & Facilities Authority, Baptist Memorial Health Care, Series 2004B1 P-FLOATs PA-1276
2.75%, 9/1/24	7,100	7,100
Municipal Securities Pooled Trust Receipts, Various States, Series 2004 SG P-18
2.85%, 1/1/35	15,410	15,410
Nevada System of Higher Education, NV, PUTTERs, Series 1134 2005 B (Ambac)
2.74%, 7/1/13	5,300	5,300
New Castle County, DE, University Courtyard Apartments, Series 2005
2.73%, 8/1/31	5,000	5,000
New Hampshire Business Finance Authority, Cottage Hospital, Series 2005
2.70%, 7/1/35	6,600	6,600
New Hampshire Health & Education Facilities Authority, Weeks Medical Center, Series 2005 A
2.70%, 7/1/35	3,545	3,545
New Jersey Economic Development Authority, School Facilities Construction, Series 2005 O ROCs II-R, Subseries 437
2.75%, 3/1/30	5,620	5,620
New Jersey Transportation Trust Fund Authority, Series 2004 A PUTTERs, Subseries 503 (FGIC)
2.73%, 6/15/12	2,450	2,450
New York City, NY, Fiscal 2006, Subseries E-4
2.71%, 8/1/34	28,500	28,500
New York State Dormitory Authority, Mental Health Facilities, Series 2003D-2F
2.69%, 2/15/31	15,000	15,000
New York State Dormitory Authority, Mount St. Mary College, Series 2005 (Radian)
2.74%, 7/1/355	3,000	3,000
New York State Dormitory Authority, Rochester General Hospital, Series 2005 P-FLOATs PA-1335 (Radian)
2.75%, 12/1/35	17,940	17,940
New York State Local Government Assistance Corp., Series 1994 B
2.59%, 4/1/23	3,700	3,700
North Carolina Capital Facilities Finance Agency, Barton College, Series 2004
2.72%, 7/1/19	5,200	5,200
North Carolina Medical Care Commission, Firsthealth of the Carolinas, Series 2002
2.69%, 10/1/32	2,600	2,600
North Carolina Medical Care Commission, Mission-St Joseph’s Health System, Series 2003
2.75%, 10/1/18	4,740	4,740
North Carolina, Series 2002 E
2.68%, 5/1/21	15,295	15,295

The accompanying notes are an integral part of the financial statements.

2005 Annual Report

October 31, 2005

Portfolio of Investments (cont’d)

Tax-Exempt Portfolio

	Face
	Amount	Value
	(000)	(000)
Weekly Variable Rate Bonds (cont’d)
Oak Forest, IL, Homewood South Suburban Mayors & Managers Association, Series 1989
2.70%, 7/1/24	$13,050	$ 13,050
Omaha, NE, Eagle #2004001 Class A
2.74%, 4/1/27	1,000	1,000
Oregon Department of Administrative Services, COPs, Series 2005 B ROCs II-R, Subseries 7017 (FGIC)
2.74%, 11/1/23	3,000	3,000
Oregon, Homeowner, Series 2005 A P-FLOATs MT-133
2.75%, 5/1/10	12,000	12,000
Orlando-Orange County Expressway Authority, FL, Series 2003C3 (FSA)
2.68%, 7/1/25	5,150	5,150
Orlando-Orange County Expressway Authority, FL, Series 2005, Subseries A-1 (Ambac)
2.68%, 7/1/40	5,400	5,400
Palm Beach County, FL, Hospice of Palm Beach County Inc., Series 2001
2.72%, 10/1/31	1,900	1,900
Park Creek Metropolitan District, CO, Series 2005 P-FLOATs MT-157
2.79%, 12/1/37	14,995	14,995
Pennsylvania Turnpike Commission, 2002, Series A-2
2.70%, 12/1/30	9,000	9,000
Perry County, MS, Leaf River Forest Products Inc., Series 2002
2.70%, 2/1/22	25,200	25,200
Phoenix Industrial Development Authority, AZ, Sunset Ranch Floater-TRs, Series 2001 FR/RI-C11
2.86%, 12/1/27	7,900	7,900
Pima County Industrial Development Authority, AZ, El Dorado Hospital, Series 2004
2.72%, 4/1/38	1,000	1,000
Polk County School Board, FL, Series 2003 A COPs (FSA)
2.69%, 1/1/28	4,700	4,700
Portsmouth, VA, Series 2005 A ROCs II-R, Series 6054 (MBIA)
2.74%, 4/1/21	3,180	3,180
Purdue University, IN, Student Facilities System, Series 2005 A
2.67%, 7/1/29	3,200	3,200
Rhode Island Convention Center Authority, Refunding 2001, Series A (MBIA)
2.70%, 5/15/27	1,255	1,255
Rhode Island Economic Development Corp., Airport 2005, Series C P-FLOATS PT-2953 (MBIA)
2.74%, 7/1/23	2,165	2,165
Rhode Island Health & Educational Building Corp., Brown University 2005, Series A
2.66%, 5/1/35	$20,000	$ 20,000
Rhode Island Health & Educational Building Corp., Meeting Street Center, Series 2005
2.70%, 6/1/35	6,400	6,400
Roaring Fork Municipal Products, WA, Washington Class A Certificates, Series 2005-4 (FSA)
2.78%, 1/1/20	9,425	9,425
Saline Area Schools, MI, Series 2002 B
2.67%, 5/1/30	7,460	7,460
Sayre Health Care Facilities Authority, PA, VHA of Pennsylvania Inc Capital Asset Financing, Series 1985 B (Ambac)
2.72%, 12/1/20	1,700	1,700
South Carolina Jobs - Economic Development Authority, Oconee Memorial Hospital, Series 2005 A (Radian)
2.75%, 10/1/35	5,000	5,000
Texas Water Development Board, Revolving Fund Senior Lien, Series 2000 A P-FLOATs PT-2187
2.72%, 7/15/21	1,040	1,040
Triborough Bridge & Tunnel Authority, NY, Series 2005 B-4
2.67%, 1/1/32	5,000	5,000
University of Minnesota Regents, Series 1999 A
2.81%, 1/1/34	1,065	1,065
Virginia Public Building Authority, Series B ROCs II-R Series 6027
2.74%, 8/1/14	1,390	1,390
Volusia County Educational Facilities Authority, FL, Embry-Riddle Aeronautical University, Series 2005 ROCs II-R, Subseries 440 (Radian)
2.75%, 10/15/35	3,125	3,125
Washington County Authority, PA, The Trustees of the University of Pennsylvania, Series 2004
2.65%, 7/1/34	8,000	8,000
Washington Higher Education Facilities Authority, Whitman College, Series 2004
2.68%, 10/1/29	5,070	5,070
Williamsburg, KY, Cumberland College, Series 2002
2.70%, 9/1/32	1,375	1,375
		711,649
Total Tax-Exempt Instruments (Cost $1,244,069)		1,244,069
Total Investments (101.2%) (Cost $1,244,069)		1,244,069
Liabilities in Excess of Other Assets (-1.2%)		(14,251)
Net Assets (100%)		$1,229,818

Ambac	— Ambac Assurance Corp.
Assured Guaranty	— Assured Guaranty, Ltd.
BANs	— Bond Anticipation Notes
COPs	— Certificates of Participation
FGIC	— Financial Guaranty Insurance Co.
FHA	— Federal Housing Administration
FSA	— Financial Security Assurance, Inc.

The accompanying notes are an integral part of the financial statements.

2005 Annual Report

October 31, 2005

Portfolio of Investments (cont’d)

Tax-Exempt Portfolio

MBIA	— MBIA Insurance Corp.
NANs	— Note Anticipation Notes
P-FLOATS	— Puttable Floating Option Tax-Exempt Receipts
Radian	— Radian Group, Inc.
RANs	— Revenue Anticipation Notes
ROCs	— Reset Option Certificates
TANs	— Tax Anticipation Notes
TOBs	— Tender Option Bonds
TRANs	— Tax and Revenue Anticipation Notes
XLCA	— XL Capital Assurance

SUMMARY OF TAX-EXEMPT INSTRUMENTS BY STATE/TERRITORY

		Percent
	Value	of Net
STATE/TERRITORY	(000)	Assets
Texas	$ 175,323	14.3%
New York	93,325	7.6
Illinois	78,750	6.4
Florida	77,375	6.3
Michigan	64,430	5.3
Massachusetts	56,679	4.6
Colorado	55,250	4.5
Minnesota	54,465	4.4
Pennsylvania	47,114	3.8
North Carolina	42,835	3.5
Mississippi	40,800	3.3
Louisiana	32,870	2.7
Nevada	32,100	2.6
Rhode Island	29,820	2.4
California	28,300	2.3
Arizona	28,140	2.3
Nebraska	25,219	2.1
Indiana	25,136	2.1
Maryland	23,600	1.9
Delaware	22,500	1.8
Oregon	20,035	1.6
Georgia	19,636	1.6
Wisconsin	19,625	1.6
Missouri	18,043	1.5
Washington	17,315	1.4
Ohio	16,250	1.3
South Carolina	15,331	1.3
Oklahoma	14,220	1.2
Utah	14,006	1.1
Virginia	12,570	1.0
New Hampshire	10,145	0.8
Tennessee	9,715	0.8
New Jersey	9,072	0.7
Kansas	6,500	0.5
Hawaii	4,800	0.4
Maine	1,400	0.1
Kentucky	1,375	0.1
	$ 1,244,069	101.2%

The accompanying notes are an integral part of the financial statements.

2005 Annual Report

October 31, 2005

Statements of Assets and Liabilities

	Money Market	Prime	Government	Treasury	Tax-Exempt
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
	(000)	(000)	(000)	(000)	(000)
Assets:
Investments, at Cost:	$ 3,138,052	$ 14,580,619	$ 2,624,576	$ 88,382	$ 1,244,069
Investments, at Value:(1)	3,138,052	14,580,619	2,624,576	88,382	1,244,069
Cash	2	1	5	@—	28,603
Interest Receivable	5,234	19,280	2,642	18	3,720
Receivable for Investments Sold	—	—	—	—	1,810
Receivable from Investment Adviser	—	—	183	8	53
Other Assets	68	263	28	2	10
Total Assets	3,143,356	14,600,163	2,627,434	88,410	1,278,265
Liabilities:
Payable for Investments Purchased	49,949	489,789	—	—	46,258
Dividends Declared	10,217	43,130	8,387	228	2,020
Investment Advisory Fees Payable	104	423	—	—	—
Payable for Administrative Fees	148	607	117	3	42
Payable for Custodian Fees	33	96	7	5	5
Payable for Transfer Agency Fees	1	3	@—	@—	@—
Shareholder Administration Plan Fees Payable —
Service Class	@—	1	@—	@—	@—
Shareholder Administration Plan Fees Payable —
Investor Class	@—	2	26	@—	@—
Shareholder Administration Plan Fees Payable —
Administrative Class	@—	@—	2	@—	@—
Service and Shareholder Administration Plan Fees Payable —
Advisory Class	@—	15	31	2	10
Distribution and Shareholder Service Plans Fees Payable —
Participant Class	@—	@—	@—	@—	@—
Distribution Plan Fees Payable —
Cash Management Class	@—	—	—	@—	@—
Other Liabilities	90	739	320	10	112
Total Liabilities	60,542	534,805	8,890	248	48,447
Net Assets	$ 3,082,814	$ 14,065,358	$ 2,618,544	$ 88,162	$ 1,229,818
Net Assets Consist Of:
Paid-in Capital	$ 3,082,814	$ 14,065,364	$ 2,618,544	$ 88,161	$ 1,229,818
Undistributed (Distributions in Excess of) Net
Investment Income	@—	4	@—	—	—
Accumulated Net Realized Gain (Loss)	@—	(10)	@—	1	—
Net Assets	$ 3,082,814	$ 14,065,358	$ 2,618,544	$ 88,162	$ 1,229,818
(1) Including:
Repurchase Agreements, at Value:	$ 338,555	$ 2,029,115	$ 2,138,880	$ 87,585	$ —

The accompanying notes are an integral part of the financial statements.

2005 Annual Report

October 31, 2005

Statements of Assets and Liabilities (cont’d)

	Money Market	Prime	Government	Treasury	Tax-Exempt
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
	(000)	(000)	(000)	(000)	(000)
INSTITUTIONAL CLASS:
Net Assets	$3,082,234	$13,965,500	$2,196,511	$70,087	$1,130,489
Shares Outstanding $0.01 par value shares of beneficial interest
(unlimited number of shares authorized) (not in 000’s)	3,082,236,478	13,965,506,413	2,196,515,050	70,086,061	1,130,489,180
Net Asset Value, Offering and Redemption Price Per Share	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
SERVICE CLASS:
Net Assets	$ 100	$ 10,457	$ 484	$ 100	$ 100
Shares Outstanding $0.01 par value shares of beneficial interest
(unlimited number of shares authorized) (not in 000’s)	100,000	10,457,000	484,192	100,000	100,000
Net Asset Value, Offering and Redemption Price Per Share	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
INVESTOR CLASS:
Net Assets	$ 100	$ 20,000	$ 279,012	$ 100	$ 104
Shares Outstanding $0.01 par value shares of beneficial interest
(unlimited number of shares authorized) (not in 000’s)	100,000	20,000,000	279,011,850	100,000	104,380
Net Asset Value, Offering and Redemption Price Per Share	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
ADMINISTRATIVE CLASS:
Net Assets	$ 100	$ 100	$ 10,877	$ 100	$ 100
Shares Outstanding $0.01 par value shares of beneficial interest
(unlimited number of shares authorized) (not in 000’s)	100,000	100,000	10,876,984	100,000	100,000
Net Asset Value, Offering and Redemption Price Per Share	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
ADVISORY CLASS:
Net Assets	$ 80	$ 69,201	$ 131,513	$ 17,575	$ 98,823
Shares Outstanding $0.01 par value shares of beneficial interest
(unlimited number of shares authorized) (not in 000’s)	80,058	69,200,251	131,512,565	17,574,615	98,822,797
Net Asset Value, Offering and Redemption Price Per Share	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
PARTICIPANT CLASS:
Net Assets	$ 100	$ 100	$ 147	$ 100	$ 102
Shares Outstanding $0.01 par value shares of beneficial interest
(unlimited number of shares authorized) (not in 000’s)	100,000	100,000	147,370	100,000	101,536
Net Asset Value, Offering and Redemption Price Per Share	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
CASH MANAGEMENT CLASS:
Net Assets	$ 100	$ —	$ —	$ 100	$ 100
Shares Outstanding $0.01 par value shares of beneficial interest
(unlimited number of shares authorized) (not in 000’s)	100,000	—	$ —	100,000	100,000
Net Asset Value, Offering and Redemption Price Per Share	$ 1.00	$ —	$ —	$ 1.00	$ 1.00

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2005 Annual Report

October 31, 2005

Statements of Operations

For the Year Ended October 31, 2005

	Money Market	Prime	Government	Treasury	Tax-Exempt
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
	(000)	(000)	(000)	(000)	(000)
Investment Income:
Interest	$98,808	$383,702	$46,015	$2,824	$8,456
Expenses:
Investment Advisory Fees (Note B)	5,023	19,430	2,219	158	519
Administration Fees (Note C)	1,679	6,496	741	53	175
Registration and Filing Fees	300	836	543	213	338
Custodian Fees (Note E)	130	438	38	23	19
Professional Fees	87	285	47	26	29
Trustees’ Fees and Expenses	41	159	13	1	3
Shareholder Reporting Fees	28	100	17	7	8
Transfer Agency Fees (Note C)	2	6	1	@—	@—
Bank Overdraft Expense	1	4	10	@—	1
Shareholder Administration Plan Fees — Service Class (Note D)	@—	1	6	@—	@—
Shareholder Administration Plan Fees — Investor Class (Note D)	@—	14	208	@—	@—
Shareholder Administration Plan Fees — Administrative Class (Note D)	@—	@—	37	@—	@—
Service and Shareholder Administration Plan Fees — Advisory Class (Note D)	1	84	102	13	70
Distribution and Shareholder Service Plans Fees — Participant Class (Note D)	@—	@—	@—	@—	1
Distribution Plan Fees — Cash Management Class (Note D)	@—	—	—	@—	@—
Other Expenses	144	467	51	33	30
Total Expenses	7,436	28,320	4,033	527	1,193
Waiver of Investment Advisory Fees (Note B)	(4,083)	(14,341)	(2,219)	(158)	(519)
Expenses Reimbursed by Adviser (Note B)	—	—	(706)	(303)	(291)
Expense Offset (Note E)	@—	(20)	(4)	@—	(2)
Net Expenses	3,353	13,959	1,104	66	381
Net Investment Income (Loss)	95,455	369,743	44,911	2,758	8,075
Realized Gain (Loss):
Investments	2	5	@—	1	—
Net Increase (Decrease) in Net Assets Resulting from Operations	$95,457	$369,748	$44,911	$2,759	$8,075

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2005 Annual Report

October 31, 2005

Statements of Changes in Net Assets

	Money Market Portfolio		Prime Portfolio
		Period from		Period from
		February 2,		February 2,
	Year Ended	2004* to	Year Ended	2004* to
	October 31,	October 31,	October 31,	October 31,
	2005	2004	2005	2004
	(000)	(000)	(000)	(000)
Increase (Decrease) in Net Assets Operations:
Net Investment Income	$ 95,455	$ 19,002	$ 369,743	$ 49,256
Net Realized Gain (Loss)	2	(2)	5	(15)
Net Increase (Decrease) in Net Assets Resulting from Operations	95,457	19,000	369,748	49,241
Distributions from and/or in Excess of:
Institutional Class:
Net Investment Income	(95,432)	(18,959)	(368,357)	(49,172)
Service Class:**
Net Investment Income	(3)	—	(81)	—
Investor Class:^
Net Investment Income	(3)	(37)	(382)	—
Administrative Class:**
Net Investment Income	(3)	—	(3)	—
Advisory Class:†
Net Investment Income	(11)	(6)	(914)	(84)
Participant Class:**
Net Investment Income	(2)	—	(2)	—
Cash Management Class:***
Net Investment Income	(1)	—	—	—
Total Distributions	(95,455)	(19,002)	(369,739)	(49,256)
Capital Share Transactions:(1)
Institutional Class:
Subscribed	22,656,999	11,439,898	113,064,803	33,974,259
Distributions Reinvested	66,407	8,193	199,398	24,233
Redeemed	(22,718,202)	(8,371,061)	(108,031,572)	(25,265,715)
Service Class:**
Subscribed	100	—	58,993	—
Distributions Reinvested	—	—	—	—
Redeemed	—	—	(48,536)	—
Investor Class:^
Subscribed	100	50,004	146,900	—
Distributions Reinvested	—	37	310	—
Redeemed	—	(50,041)	(127,210)	—
Administrative Class:**
Subscribed	100	—	100	—
Distributions Reinvested	—	—	—	—
Redeemed	—	—	—	—
Advisory Class:†
Subscribed	15,830	4,832	428,211	70,860
Distributions Reinvested	—	—	624	62
Redeemed	(17,255)	(3,327)	(375,984)	(54,572)
Participant Class:**
Subscribed	100	—	100	—
Distributions Reinvested	—	—	—	—
Redeemed	—	—	—	—
Cash Management Class:***
Subscribed	100	—	—	—
Distributions Reinvested	—	—	—	—
Redeemed	@—	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	4,279	3,078,535	5,316,137	8,749,127
Total Increase (Decrease) in Net Assets	4,281	3,078,533	5,316,146	8,749,112

The accompanying notes are an integral part of the financial statements.

2005 Annual Report

October 31, 2005

Statements of Changes in Net Assets (cont’d)

	Money Market Portfolio		Prime Portfolio
		Period from		Period from
		February 2,		February 2,
	Year Ended	2004* to	Year Ended	2004* to
	October 31,	October 31,	October 31,	October 31,
	2005	2004	2005	2004
	(000)	(000)	(000)	(000)
Net Assets:
Beginning of Period	3,078,533	—	8,749,212	100
End of Period	$ 3,082,814	$ 3,078,533	$ 14,065,358	$ 8,749,212
Undistributed (Distributions in Excess of) Net Investment
Income Included in End of Period Net Assets	$ @—	$ @—	$ 4	$ @—
(1) Capital Share Transactions:
Institutional Class:
Shares Subscribed	22,656,996	11,439,897	113,064,798	33,974,258
Shares Issued on Distributions Reinvested	66,407	8,193	199,394	24,233
Shares Redeemed	(22,718,196)	(8,371,061)	(108,031,564)	(25,265,713)
Net Increase (Decrease) in Institutional Class Shares Outstanding	5,207	3,077,029	5,232,628	8,732,778
Service Class:**
Shares Subscribed	100	—	58,993	—
Shares Issued on Distributions Reinvested	—	—	—	—
Shares Redeemed	—	—	(48,536)	—
Net Increase (Decrease) in Service Class Shares Outstanding	100	—	10,457	—
Investor Class:^
Shares Subscribed	100	50,004	146,900	—
Shares Issued on Distributions Reinvested	—	37	310	—
Shares Redeemed	—	(50,041)	(127,210)	—
Net Increase (Decrease) in Investor Class Shares Outstanding	100	—	20,000	—
Administrative Class:**
Shares Subscribed	100	—	100	—
Shares Issued on Distributions Reinvested	—	—	—	—
Shares Redeemed	—	—	—	—
Net Increase (Decrease) in Administrative Class Shares Outstanding	100	—	100	—
Advisory Class:†
Shares Subscribed	15,830	4,832	428,211	70,838
Shares Issued on Distributions Reinvested	—	—	624	84
Shares Redeemed	(17,255)	(3,327)	(375,984)	(54,572)
Net Increase (Decrease) in Advisory Class Shares Outstanding	(1,425)	1,505	52,851	16,350
Participant Class:**
Shares Subscribed	100	—	100	—
Shares Issued on Distributions Reinvested	—	—	—	—
Shares Redeemed	—	—	—	—
Net Increase (Decrease) in Participant Class Shares Outstanding	100	—	100	—
Cash Management Class:***
Shares Subscribed	100	—	—	—
Shares Issued on Distributions Reinvested	—	—	—	—
Shares Redeemed	@—	—	—	—
Net Increase (Decrease) in Cash Management Class Shares Outstanding	100	—	—	—

*	Commencement of Operations
**	The Money Market and Prime Portfolios’ Service, Administrative and Participant classes commenced offering on November 1, 2004.
***	The Money Market Portfolio’s Cash Management class commenced offering on August 15, 2005.
^	The Money Market and Prime Portfolios’ Investor classes commenced offering on June 16, 2004 and November 1, 2004, respectively.
†	The Money Market and Prime Portfolios’ Advisory classes commenced offering on February 6, 2004 and April 29, 2004, respectively.
@	Amount is less than $500 or 500 shares.

The accompanying notes are an integral part of the financial statements.

2005 Annual Report

October 31, 2005

Statements of Changes in Net Assets

	Government Portfolio		Treasury Portfolio		Tax-Exempt Portfolio
		Period from		Period from		Period from
		August 9,		August 9,		February 2,
	Year Ended	2004* to	Year Ended	2004* to	Year Ended	2004* to
	October 31,	October 31,	October 31,	October 31,	October 31,	October 31,
	2005	2004	2005	2004	2005	2004
	(000)	(000)	(000)	(000)	(000)	(000)
Increase (Decrease) in Net Assets Operations:
Net Investment Income	$ 44,911	$ 1,004	$ 2,758	$ 738	$ 8,075	$ 735
Net Realized Gain (Loss)	@—	@—	1	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	44,911	1,004	2,759	738	8,075	735
Distributions from and/or in Excess of:
Institutional Class:
Net Investment Income	(36,620)	(612)	(2,599)	(679)	(7,542)	(694)
Service Class:**
Net Investment Income	(325)	—	(3)	—	(2)	—
Investor Class: ^
Net Investment Income	(6,049)	(362)	(3)	—	(2)	(18)
Administrative Class:**
Net Investment Income	(640)	—	(3)	—	(2)	—
Advisory Class:†
Net Investment Income	(1,274)	(30)	(147)	(59)	(524)	(23)
Participant Class:**
Net Investment Income	(3)	—	(2)	—	(2)	—
Cash Management Class:***
Net Investment Income	—	—	(1)	—	(1)	—
Total Distributions	(44,911)	(1,004)	(2,758)	(738)	(8,075)	(735)
Capital Share Transactions:(1)
Institutional Class:
Subscribed	10,110,092	456,075	600,333	365,647	2,556,703	296,506
Distributions Reinvested	19,694	5	2,477	298	4,578	368
Redeemed	(8,347,842)	(41,512)	(720,494)	(178,175)	(1,540,084)	(187,582)
Service Class:**
Subscribed	46,181	—	100	—	100	—
Distributions Reinvested	321	—	—	—	—	—
Redeemed	(46,017)	—	—	—	—	—
Investor Class:^
Subscribed	3,252,446	875,167	100	—	100	6,106
Distributions Reinvested	2,485	16	—	—	2	16
Redeemed	(3,085,696)	(765,407)	—	—	(1,118)	(5,001)
Administrative Class:**
Subscribed	645,610	—	100	—	100	—
Distributions Reinvested	591	—	—	—	—	—
Redeemed	(635,324)	—	—	—	—	—
Advisory Class:†
Subscribed	607,041	85,813	22,873	24,325	227,121	62,003
Distributions Reinvested	844	—	134	41	453	3
Redeemed	(500,122)	(62,064)	(7,639)	(22,159)	(184,751)	(6,006)
Participant Class:**
Subscribed	147	—	100	—	130	—
Distributions Reinvested	@—	—	—	—	@—	—
Redeemed	—	—	—	—	(29)	—
Cash Management Class:***
Subscribed	—	—	100	—	100	—
Distributions Reinvested	—	—	—	—	—	—
Redeemed	—	—	—	—	@—	—
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	2,070,451	548,093	(101,816)	189,977	1,063,405	166,413
Total Increase (Decrease) in Net Assets	2,070,451	548,093	(101,815)	189,977	1,063,405	166,413

The accompanying notes are an integral part of the financial statements.

2005 Annual Report

October 31, 2005

Statements of Changes in Net Assets (cont’d)

	Government Portfolio		Treasury Portfolio		Tax-Exempt Portfolio
		Period from		Period from		Period from
		August 9,		August 9,		February 2,
	Year Ended	2004* to	Year Ended	2004* to	Year Ended	2004* to
	October 31,	October 31,	October 31,	October 31,	October 31,	October 31,
	2005	2004	2005	2004	2005	2004
	(000)	(000)	(000)	(000)	(000)	(000)
Net Assets:
Beginning of Period	548,093	—	189,977	—	166,413	—
End of Period	$2,618,544	$ 548,093	$ 88,162	$ 189,977	$1,229,818	$ 166,413
Undistributed (Distributions in Excess of) Net
Investment Income Included in End of Period Net Assets	$ @—	$ @—	$ —	$ —	$ —	$ —
(1) Capital Share Transactions:
Institutional Class:
Shares Subscribed	10,110,090	456,074	600,334	365,647	2,556,703	296,506
Shares Issued on Distributions Reinvested	19,694	5	2,477	298	4,578	368
Shares Redeemed	(8,347,836)	(41,512)	(720,494)	(178,176)	(1,540,084)	(187,582)
Net Increase (Decrease) in Institutional Class Shares Outstanding	1,781,948	414,567	(117,683)	187,769	1,021,197	109,292
Service Class:**
Shares Subscribed	46,181	—	100	—	100	—
Shares Issued on Distributions Reinvested	320	—	—	—	—	—
Shares Redeemed	(46,017)	—	—	—	—	—
Net Increase (Decrease) in Service Class Shares Outstanding	484	—	100	—	100	—
Investor Class:^
Shares Subscribed	3,252,445	875,167	100	—	100	6,106
Shares Issued on Distributions Reinvested	2,485	16	—	—	2	16
Shares Redeemed	(3,085,694)	(765,407)	—	—	(1,118)	(5,001)
Net Increase (Decrease) in Investor Class Shares Outstanding	169,236	109,776	100	—	(1,016)	1,121
Administrative Class:**
Shares Subscribed	645,610	—	100	—	100	—
Shares Issued on Distributions Reinvested	591	—	—	—	—	—
Shares Redeemed	(635,324)	—	—	—	—	—
Net Increase (Decrease) in Administrative Class Shares Outstanding	10,877	—	100	—	100	—
Advisory Class:†
Shares Subscribed	607,041	85,813	22,873	24,325	227,121	62,003
Shares Issued on Distributions Reinvested	844	—	134	41	453	3
Shares Redeemed	(500,122)	(62,064)	(7,639)	(22,159)	(184,751)	(6,006)
Net Increase (Decrease) in Advisory Class Shares Outstanding	107,763	23,749	15,368	2,207	42,823	56,000
Participant Class:**
Shares Subscribed	147	—	100	—	130	—
Shares Issued on Distributions Reinvested	@—	—	—	—	@—	—
Shares Redeemed	—	—	—	—	(29)	—
Net Increase (Decrease) in Participant Class Shares Outstanding	147	—	100	—	101	—
Cash Management Class:***
Shares Subscribed	—	—	100	—	100	—
Shares Issued on Distributions Reinvested	—	—	—	—	—	—
Shares Redeemed	—	—	—	—	@—	—
Net Increase (Decrease) in Cash Management Class Shares Outstanding	—	—	100	—	100	—

*                                         Commencement of Operations

**                                  The Government, Treasury and Tax-Exempt Portfolios’ Service, Administrative and Participant classes commenced offering on November 1, 2004.

The accompanying notes are an integral part of the financial statements.

2005 Annual Report

October 31, 2005

Statements of Changes in Net Assets (cont’d)

***                           The Treasury and Tax-Exempt Portfolios’ Cash Management classes commenced offering on August 15, 2005.

^                                          The Government, Treasury and Tax-Exempt Portfolios’ Investor classes commenced offering on August 9, 2004, November 1, 2004, and June 8, 2004, respectively.

†                                          The Government, Treasury, and Tax-Exempt Portfolios’ Advisory classes commenced offering on October 1, 2004, August 9, 2004, and June 15, 2004, respectively.

@                                    Amount is less than $500 or 500 shares.

The accompanying notes are an integral part of the financial statements.

2005 Annual Report

October 31, 2005

Financial Highlights

	Net Asset			Net Asset
	Value,	Net	Distributions	Value,
	Beginning	Investment	From Net	End of
	of Period	Income	Investment Income	Period
Money Market Portfolio:
Institutional Class
Year Ended 10/31/05	$1.000	$0.028	$(0.028)	$1.000
2/2/04** through 10/31/04	1.000	0.009	(0.009)	1.000
Service Class
Year Ended 10/31/05	$1.000	$0.028	$(0.028)	$1.000
Investor Class
Year Ended 10/31/05[1]	$1.000	$0.027	$(0.027)	$1.000
Administrative Class
Year Ended 10/31/05	$1.000	$0.027	$(0.027)	$1.000
Advisory Class
Year Ended 10/31/05	$1.000	$0.026	$(0.026)	$1.000
2/6/04** through 10/31/04	1.000	0.008	(0.008)	1.000
Participant Class
Year Ended 10/31/05	$1.000	$0.024	$(0.024)	$1.000
Cash Management Class
8/15/05** through 10/31/05	$1.000	$0.008	$(0.008)	$1.000
Prime Portfolio:
Institutional Class
Year Ended 10/31/05	$1.000	$0.028	$(0.028)	$1.000
2/2/04** through 10/31/04	1.000	0.009	(0.009)	1.000
Service Class
Year Ended 10/31/05	$1.000	$0.028	$(0.028)	$1.000
Investor Class
Year Ended 10/31/05	$1.000	$0.027	$(0.027)	$1.000
Administrative Class
Year Ended 10/31/05	$1.000	$0.027	$(0.027)	$1.000
Advisory Class
Year Ended 10/31/05	$1.000	$0.026	$(0.026)	$1.000
4/29/04** through 10/31/04	1.000	0.006	(0.006)	1.000
Participant Class
Year Ended 10/31/05	$1.000	$0.024	$(0.024)	$1.000
Government Portfolio:
Institutional Class
Year Ended 10/31/05	$1.000	$0.029	$(0.029)	$1.000
8/9/04** through 10/31/04	1.000	0.004	(0.004)	1.000
Service Class
Year Ended 10/31/05	$1.000	$0.028	$(0.028)	$1.000
Investor Class
Year Ended 10/31/05	$1.000	$0.028	$(0.028)	$1.000
8/9/04** through 10/31/04	1.000	0.004	(0.004)	1.000
Administrative Class
Year Ended 10/31/05	$1.000	$0.027	$(0.027)	$1.000
Advisory Class
Year Ended 10/31/05	$1.000	$0.026	$(0.026)	$1.000
10/1/04** through 10/31/04	1.000	0.001	(0.001)	1.000
Participant Class
Year Ended 10/31/05	$1.000	$0.025	$(0.025)	$1.000

The accompanying notes are an integral part of the financial statements.

2005 Annual Report

October 31, 2005

Financial Highlights (cont’d)

					Ratio of		Ratio of Net
		Net		Ratio of	Expenses to	Ratio of Net	Investment Income
		Assets	Ratio of	Expenses to	Average Net	Investment	to Average
		End of	Expenses to	Average Net	Assets	Income to	Net Assets
	Total	Period	Average Net	Assets Including	(Before Waivers/	Average Net	(Before Waivers/
	Return	(000)	Assets	Expense Offsets	Reimbursement)	Assets	Reimbursement)
Money Market Portfolio:
Institutional Class
Year Ended 10/31/05	2.87%	$3,082,234	0.10%	0.10%	0.22%	2.85%	2.73%
2/2/04** through 10/31/04	0.95%‡	3,077,029	0.07%*†	— ††	0.24%*†	1.41%*	1.24%*
Service Class
Year Ended 10/31/05	2.82%	$100	0.15%	0.15%	0.27%	2.78%	2.66%
Investor Class
Year Ended 10/31/05[1]	2.76%	$100	0.20%	0.20%	0.32%	2.73%	2.61%
Administrative Class
Year Ended 10/31/05	2.71%	$100	0.25%	0.25%	0.37%	2.68%	2.56%
Advisory Class
Year Ended 10/31/05	2.61%	$80	0.35%	0.35%	0.47%	2.52%	2.40%
2/6/04** through 10/31/04	0.76%‡	1,504	0.31%*†	— ††	0.50%*†	1.12%*	0.93%*
Participant Class
Year Ended 10/31/05	2.46%	$100	0.50%	0.50%	0.62%	2.43%	2.31%
Cash Management Class
8/15/05** through 10/31/05	0.77%‡	$100	0.15%*	0.15%*	0.27%*	3.58%*	3.46%*
Prime Portfolio:
Institutional Class
Year Ended 10/31/05	2.87%	$13,965,500	0.11%	0.11%	0.22%	2.85%	2.74%
2/2/04** through 10/31/04	0.94%‡	8,732,862	0.08%*	— ††	0.24%*	1.41%*	1.25%*
Service Class
Year Ended 10/31/05	2.82%	$10,457	0.16%	0.16%	0.27%	3.54%	3.43%
Investor Class
Year Ended 10/31/05	2.77%	$20,000	0.21%	0.21%	0.32%	2.67%	2.56%
Administrative Class
Year Ended 10/31/05	2.72%	$100	0.26%	0.26%	0.37%	2.68%	2.57%
Advisory Class
Year Ended 10/31/05	2.62%	$69,201	0.36%	0.36%	0.47%	2.73%	2.62%
4/29/04** through 10/31/04	0.57%‡	16,350	0.33%*	— ††	0.49%*	1.14%*	0.98%*
Participant Class
Year Ended 10/31/05	2.47%	$100	0.51%	0.51%	0.62%	2.43%	2.32%
Government Portfolio:
Institutional Class
Year Ended 10/31/05	2.91%	$2,196,511	0.05%	0.05%	0.25%	3.07%	2.87%
8/9/04** through 10/31/04	0.38%‡	414,567	0.05%*†	— ††	0.37%*†	1.73%*	1.41%*
Service Class
Year Ended 10/31/05	2.86%	$484	0.10%	0.10%	0.30%	2.65%	2.45%
Investor Class
Year Ended 10/31/05	2.81%	$279,012	0.15%	0.15%	0.35%	2.91%	2.71%
8/9/04** through 10/31/04	0.35%‡	109,776	0.15%*†	— ††	0.53%*†	1.53%*	1.15%*
Administrative Class
Year Ended 10/31/05	2.76%	$10,877	0.20%	0.20%	0.40%	2.60%	2.39%
Advisory Class
Year Ended 10/31/05	2.65%	$131,513	0.30%	0.30%	0.50%	3.12%	2.92%
10/1/04** through 10/31/04	0.13%‡	23,750	0.30%*†	— ††	0.55%*†	1.53%*	1.28%*
Participant Class
Year Ended 10/31/05	2.50%	$147	0.45%	0.45%	0.65%	2.53%	2.33%

The accompanying notes are an integral part of the financial statements.

2005 Annual Report

October 31, 2005

Financial Highlights (cont’d)

	Net Asset			Net Asset
	Value,	Net	Distributions	Value,
	Beginning	Investment	From Net	End of
	of Period	Income	Investment Income	Period
Treasury Portfolio:
Institutional Class
Year Ended 10/31/05	$1.000	$0.028	$(0.028)	$1.000
8/9/04** through 10/31/04	1.000	0.004	(0.004)	1.000
Service Class
Year Ended 10/31/05	$1.000	$0.027	$(0.027)	$1.000
Investor Class
Year Ended 10/31/05	$1.000	$0.027	$(0.027)	$1.000
Administrative Class
Year Ended 10/31/05	$1.000	$0.026	$(0.026)	$1.000
Advisory Class
Year Ended 10/31/05	$1.000	$0.025	$(0.025)	$1.000
8/9/04** through 10/31/04	1.000	0.003	(0.003)	1.000
Participant Class
Year Ended 10/31/05	$1.000	$0.024	$(0.024)	$1.000
Cash Management Class
8/15/05** through 10/31/05	$1.000	$0.008	$(0.008)	$1.000
Tax-Exempt Portfolio:
Institutional Class
Year Ended 10/31/05	$1.000	$0.022	$(0.022)	$1.000
2/2/04** through 10/31/04	1.000	0.008	(0.008)	1.000
Service Class
Year Ended 10/31/05	$1.000	$0.021	$(0.021)	$1.000
Investor Class
Year Ended 10/31/05	$1.000	$0.020	$(0.020)	$1.000
6/8/04** through 10/31/04	1.000	0.005	(0.005)	1.000
Administrative Class
Year Ended 10/31/05	$1.000	$0.020	$(0.020)	$1.000
Advisory Class
Year Ended 10/31/05	$1.000	$0.019	$(0.019)	$1.000
6/15/04** through 10/31/04[2]	1.000	0.002	(0.002)	1.000
Participant Class
Year Ended 10/31/05	$1.000	$0.018	$(0.018)	$1.000
Cash Management Class
8/15/05** through 10/31/05	$1.000	$0.005	$(0.005)	$1.000

*                                         Annualized

**                                  Commencement of Operations

‡                                          Not Annualized

1                                            The Money Market Portfolio’s Investor Share Class commenced offering on June 16, 2004. There were no Investor shares outstanding during the period July 28, 2004 to October 31, 2004.

2                                            The Tax- Exempt Portfolio’s Advisory Share Class had no shares outstanding during the periods June 30, 2004 to July 22, 2004, July 30, 2004 to August 9, 2004, August 30, 2004 to August 31, 2004 and September 2, 2004 to September 21, 2004.

†                                          Ratios of Expenses to Average Net Assets before and after Expense Limitations may vary among share classes by more or less than the service and shareholder administration plan fees due to different periods of operation for each share class as well as fluctuations in daily net asset amounts.

††                                    Prior to March 1, 2005, there were no expense offsets.

The accompanying notes are an integral part of the financial statements.

2005 Annual Report

October 31, 2005

Financial Highlights (cont’d)

					Ratio of			Ratio of Net
		Net		Ratio of	Expenses to		Ratio of Net	Investment Income
		Assets,	Ratio of	Expenses to	Average Net		Investment	to Average
		End of	Expenses to	Average Net	Assets		Income to	Net Assets
	Total	Period	Average Net	Assets Including	(Before Waivers/		Average Net	(Before Waivers/
	Return	(000)	Assets	Expense Offsets	Reimbursement)		Assets	Reimbursement)
Treasury Portfolio:
Institutional Class
Year Ended 10/31/05	2.79%	$70,087	0.05%	0.05%	0.49	%†	2.61%	2.17%
8/9/04** through 10/31/04	0.36%‡	187,770	0.05%*†	— ††	0.35	%*†	1.57%*	1.27%*
Service Class
Year Ended 10/31/05	2.74%	$100	0.10%	0.10%	0.53	%†	2.70%	2.27%
Investor Class
Year Ended 10/31/05	2.69%	$100	0.15%	0.15%	0.58	%†	2.65%	2.22%
Administrative Class
Year Ended 10/31/05	2.64%	$100	0.20%	0.20%	0.63	%†	2.60%	2.17%
Advisory Class
Year Ended 10/31/05	2.53%	$17,575	0.30%	0.30%	0.64%		2.92%	2.58%
8/9/04** through 10/31/04	0.30%‡	2,207	0.30%*†	— ††	0.67	%*†	1.30%*	0.93%*
Participant Class
Year Ended 10/31/05	2.38%	$100	0.45%	0.45%	0.88	%†	2.35%	1.92%
Cash Management Class
8/15/05** through 10/31/05	0.76%‡	$100	0.10%*	0.10%*	0.43	%*†	3.52%*	3.19%*
Tax-Exempt Portfolio:
Institutional Class
Year Ended 10/31/05	2.17%	$1,130,489	0.09%	0.09%	0.32	%†	2.35%	2.12%
2/2/04** through 10/31/04	0.84%‡	109,292	0.06%*†	— ††	0.35	%*†	1.19%*	0.90%*
Service Class
Year Ended 10/31/05	2.12%	$100	0.14%	0.14%	0.40	%†	2.10%	1.84%
Investor Class
Year Ended 10/31/05	2.07%	$104	0.19%	0.19%	0.45	%†	2.01%	1.75%
6/8/04** through 10/31/04	0.45%‡	1,121	0.17%*†	— ††	0.38	%*†	1.06%*	0.85%*
Administrative Class
Year Ended 10/31/05	2.02%	$100	0.24%	0.24%	0.50	%†	2.00%	1.74%
Advisory Class
Year Ended 10/31/05	1.92%	$98,823	0.34%	0.34%	0.62	%†	1.86%	1.58%
6/15/04** through 10/31/04[2]	0.24%‡	56,000	0.33%*†	— ††	0.55	%*†	1.32%*	1.10%*
Participant Class
Year Ended 10/31/05	1.77%	$102	0.49%	0.49%	0.75	%†	1.76%	1.49%
Cash Management Class
8/15/05** through 10/31/05	0.53%‡	$100	0.14%*	0.14%*	0.30	%*†	2.47%*	2.30%*

The accompanying notes are an integral part of the financial statements.

2005 Annual Report

October 31, 2005

Notes to Financial Statements

Morgan Stanley Institutional Liquidity Funds (the “Fund”) is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as a Massachusetts business trust. The Fund is comprised of five separate, active, diversified portfolios(individually referred to as a “Portfolio”, collectively as the “Portfolios”). The Fund offers up to seven different classes of shares for certain Portfolios - Institutional Class, Service Class, Investor Class, Administrative Class, Advisory Class, Participant Class and Cash Management Class. All classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

For detailed descriptions of the investment objectives of each of the Portfolios and other related information, please refer to the Prospectuses of the Fund. Generally, the investment objective of the Portfolios is to seek preservation of capital, daily liquidityand maximum current income (exempt from federal income tax in the case of Tax-Exempt Portfolio).

A. Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Fund in the preparation of the financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.                                      Security Valuation: Securities owned by the Portfolios are stated at amortized cost which approximates market value.

2.                                      Repurchase Agreements: Certain Portfolios may enter into repurchase agreements under which a Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. The Portfolios, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

3.                                      Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on a “first-in-first-out” basis. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased are amortized over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets. Dividends to the shareholders of the Portfolios are accrued daily and are distributed on the last business day of each month.

B. Investment Advisory Fees: Morgan Stanley Investment Management Inc. (the “Adviser” or “MS Investment Management”), a wholly-owned subsidiary of Morgan Stanley, provides the Fund with investment advisory services under the terms of an Investment Advisory Agreement (the “Agreement”) at the annual rates of average daily net assets indicated below. The Adviser has voluntarily agreed to reduce its advisory fee and/or absorb other expenses so that total annual operating expenses of each share class will not exceed the amounts noted below. This fee and expense waiver may be discontinued at any time.

Advisory
Portfolio	Fee
Money Market	0.15%
Prime	0.15
Government	0.15
Treasury	0.15
Tax-Exempt	0.15

	Maximum
	Expense Ratio
	Money				Tax-
Class	Market	Prime	Government	Treasury	Exempt
Institutional Class	0.20%	0.20%	0.20%	0.20%	0.20%
Service Class	0.25	0.25	0.25	0.25	0.25
Investor Class	0.30	0.30	0.30	0.30	0.30
Administrative Class	0.35	0.35	0.35	0.35	0.35
Advisory Class	0.45	0.45	0.45	0.45	0.45
Participant Class	0.60	0.60	0.60	0.60	0.60
Cash Management Class	0.25	—	—	0.25	0.25

The Ratio of Expenses to Average Net Assets disclosed in the Portfolios’ Financial Highlights may be lower than the maximum ratios indicated in the table above due to additional voluntary expense limitations imposed by the Adviser. The Adviser may terminate these additional voluntary limitations at any time at its sole discretion.

The Adviser has entered into a Sub-Advisory Agreement with Morgan Stanley Investment Advisors Inc. (the “Sub-Adviser”), a wholly-owned subsidiary of Morgan Stanley. The Sub-Adviser, subject to the control and supervision of the Fund, its officers, Trustees and the Adviser, and in accordance with the investment objectives, policies and restrictions of the Portfolios, makes day-to-day investment decisions for the Portfolios and places the Portfolios’ purchase and sales orders. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Portfolios.

2005 Annual Report

October 31, 2005

Notes to Financial Statements (cont’d)

C. Administration Fees: MS Investment Management (the “Administrator”) also serves as Administrator to the Fund pursuant to an Administration Agreement. Under the agreement, MS Investment Management receives an annual fee, accrued daily and payable monthly, of 0.05% of each Portfolio’s average daily net assets, plus reimbursement of out-of-pocket expenses. J.P. Morgan Investor Services Co. (“JPMIS”), a corporate affiliate of JPMorgan Chase Bank, N.A., provides fund accounting and other services pursuant to a sub-administration agreement with MS Investment Management and receives compensation for these services from MS Investment Management. JPMIS also serves as the Transfer Agent to the Fund pursuant to a Transfer Agency Agreement. An employee of JPMIS is an officer of the Fund.

D. Distribution and Service and Shareholder Administration Plan Fees:

Morgan Stanley Distribution, Inc. (the “Distributor”), a wholly-owned subsidiary of MS Investment Management, and an indirect subsidiary of Morgan Stanley, serves as the distributor of the Fund. The Fund has entered into an Administration Plan with respect to its Service Class, Investor Class and Administrative Class shares pursuant to which each class of shares will pay the Distributor a monthly or quarterly fee at an annual rate of up to 0.05%, 0.10% and 0.15%, of the average daily net assets of each such class of shares, respectively to compensate certain financial intermediaries who provide administrative services to shareholders. The Fund has also entered into a Service and Shareholder Administration Plan with respect to its Advisory Class shares pursuant to which its Advisory Class shares pays the Distributor a monthly or quarterly fee at an annual rate of up to 0.25% of the average daily net assets of such class of shares, to compensate certain financial intermediaries who provide administrative services, personnel and account maintenance services to shareholders. The Fund has also entered into a Shareholder Service Plan and a Distribution Plan with respect to its Participant Class shares. Pursuant to the Shareholder Service Plan, the Participant Class shares will pay the Distributor a monthly or quarterly fee at an annual rate of up to 0.25% of the average daily net assets of such class of shares, to compensate certain financial intermediaries who provide administrative services, personnel and account maintenance services. Pursuant to the Distribution Plan, the Participant Class shares will pay the Distributor a monthly or quarterly fee at an annual rate of up to 0.15% of the average daily net assets of such class of shares, to compensate for any activities or expenses primarily intended to result in the sale ofsuch class of shares. The Fund has also entered into a Distribution Plan with respect to its Cash Management Class shares pursuant to which its Cash Management Class shares pays the Distributor a monthly or quarterly fee at an annual rate of up to 0.05% of the average daily net assets of such class of shares, to compensate certain financial intermediaries who provide any activities or expenses primarily intended to result in the sale of such class of shares. Prior to April 29, 2005 Morgan Stanley & Co. Incorporated, a wholly-owned subsidiary of Morgan Stanley, and an affiliate of MS Investment Management, served as the distributor of the Fund.

E. Custodian Fees: JPMorgan Chase Bank, N.A. (the “Custodian”) serves as custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act.

The Fund has entered into an arrangement with its custodian whereby credits realized on uninvested cash balances were used to offset a portion of each applicable Portfolio’s expenses. These custodian credits are shown as “Expense Offset” on the Statements of Operations.

F. Federal Income Taxes: It is each Portfolio’s intention to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The tax character of distributions paid may differ from the character of distributions shown on the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal 2005 and 2004 were as follows:

	2005			2004
	Distributions			Distributions
	Paid From:			Paid From:
	Ordinary		Long-term	Ordinary		Long-term
	Income		Capital Gain	Income		Capital Gain
Portfolio	(000)		(000)	(000)		(000)
Money Market	$ 95,455		$ —	$ 19,002		$ —
Prime	369,739		—	49,256		—
Government	44,911		—	1,004		—
Treasury	2,758		—	738		—
Tax-Exempt	8,075	*	—	735	*	—

*                 Distributions are tax-exempt.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles.

At October 31, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed
Ordinary
Income
Portfolio	(000)
Money Market	$ 10,220
Prime	43,146
Government	8,388
Treasury	228
Tax-Exempt	2,020

At October 31, 2005, cost for U.S. Federal income tax purposes for the investments of the Portfolios were as follows:

Cost
Portfolio	(000)
Money Market	$ 3,138,052
Prime	14,580,619
Government	2,624,576
Treasury	88,382
Tax-Exempt	1,244,069

2005 Annual Report

October 31, 2005

Notes to Financial Statements (cont’d)

At October 31, 2005, the Prime Portfolio had capital loss carryforwards for U.S. Federal income tax purposes of approximately $10,000 available to offset future capital gains which will expire on October 31, 2012.

During the year ended October 31, 2005, the Money Market and Prime Portfolios utilized capital loss carryforwards for U.S. Federal income tax purposes of approximately $2,000 and $5,000, respectively.

G. Contractual Obligations: The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

H. Other: A portion of the securities of the Tax-Exempt Portfolio are insured by certain companies specializing in the insurance of municipal debt obligations. At October 31, 2005, approximately 16.7% of the net assets of the Tax-Exempt Portfolio are covered by such insurance. The insurers and their obligations are as follows:

Percentage of
Insurer	Net Assets
Ambac	4.0%
Assured Guaranty	0.4
FGIC	1.1
FHA	0.2
FSA	4.0
MBIA	4.2
Radian	2.4
XLCA	0.4

At October 31, 2005, certain Portfolios had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on these Portfolios. These Portfolios and the aggregate percentage of such owners were as follows:

	Percentage of Ownership
	Money				Tax-
Class	Market	Prime	Government	Treasury	Exempt
Institutional Class	12.9%	40.7%	62.1%	—%	15.1%
Service Class	—	99.0	70.1	—	—
Investor Class	—	99.5	62.3	—	—
Administrative Class	—	—	68.4	—	—
Advisory Class	99.4	93.1	76.4	90.7	97.8
Participant Class	—	—	32.2	—	—
Cash Management Class	—	—	—	—	—

2005 Annual Report

October 31, 2005

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of Morgan Stanley Institutional Liquidity Funds

We have audited the accompanying statements of assets and liabilities of Money Market Portfolio, Prime Portfolio, Government Portfolio, Treasury Portfolio and Tax-Exempt Portfolio (the “Funds”) (five of the portfolios constituting Morgan Stanley Institutional Liquidity Funds), including the portfolios of investments, as of October 31, 2005, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2005 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting Morgan Stanley Institutional Liquidity Funds at October 31, 2005, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

December 9, 2005

2005 Annual Report

October 31, 2005

Federal Income Tax Information (unaudited)

For the year ended October 31, 2005, the percentage of income earned from direct U.S. Treasury Obligations for the Government Portfolio and Treasury Portfolio is 28.6% and 19.0%, respectively.

For the year ended October 31, 2005, the percentage of exempt interest dividends paid by the Tax- Exempt Portfolio is 100.0%.

2005 Annual Report

October 31, 2005

Trustee and Officer Information (unaudited)

Independent Trustees:

				Number of
				Portfolios in
		Term of Office		Fund Complex
Name, Age and Address of	Position(s) Held	and Length of		Overseen by
Trustee	with Registrant	Time Served*	Principal Occupation(s) During Past 5 Years	Trustee**	Other Directorships Held by Trustee
Michael Bozic (64) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 1177 Avenue of the Americas New York, NY 10036	Trustee	Trustee since July 2003	Private Investor; Director or Trustee of the Retail Funds (since April 1994) and the Institutional Funds (since July 2003); formerly Vice Chairman of Kmart Corporation (December 1998-October 2000), Chairman and Chief Executive Officer of Levitz Furniture Corporation (November 1995-November 1998) and President and Chief Executive Officer of Hills Department Stores (May 1991-July 1995); formerly variously Chairman, Chief Executive Officer, President and Chief Operating Officer (1987-1991) of the Sears Merchandise Group of Sears, Roebuck & Co.	197	Director of various business organizations.

Edwin J. Garn (73) 1031 N. Chartwell Court Salt Lake City, UT 84103	Trustee	Trustee since July 2003	Consultant; Director or Trustee of the Retail Funds (since January 1993) and the Institutional Funds (since July 2003); member of the Utah Regional Advisory Board of Pacific Corp. (utility company); formerly Managing Director of Summit Ventures LLC (2000-2004) (lobbying and consulting firm); United States Senator (R- Utah) (1974-1992) and Chairman, Senate Banking Committee (1980-1986), Mayor of Salt Lake City, Utah (1971-1974), Astronaut, Space Shuttle Discovery (April 12-19, 1985), and Vice Chairman, Huntsman Corporation (chemical company).	197

Director of Franklin Covey (time management systems), BMW Bank of North America, Inc. (industrial loan corporation), Escrow Bank USA (industrial loan corporation), United Space Alliance (joint venture between Lockheed Martin and the Boeing Company) and Nuskin Asia Pacific (multi-level marketing); member of the board of various civic and charitable organizations.

Wayne E. Hedien (71) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 1177 Avenue of the Americas New York, NY 10036	Trustee	Trustee since July 2003	Retired; Director or Trustee of the Retail Funds (since September 1997) and the Institutional Funds (since July 2003); formerly associated with the Allstate Companies (1966-1994), most recently as Chairman of The Allstate Corporation (March 1993-December 1994) and Chairman and Chief Executive Officer of its wholly-owned subsidiary, Allstate Insurance Company (July 1989-December 1994).	197	Director of the PMI Group Inc. (private mortgage insurance); Trustee and Vice Chairman of The Field Museum of Natural History; director of various other business and charitable organizations.

Dr. Manuel H. Johnson (56) c/o Johnson Smick Group, Inc. 888 16th Street, NW Suite 740 Washington, D.C. 20006	Trustee	Trustee since July 2003	Senior Partner, Johnson Smick International, Inc., a consulting firm; Chairman of the Audit Committee and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2003); Co-Chairman and a founder of the Group of Seven Council (G7C), an international economic commission; formerly Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	197	Director of NVR, Inc. (home construction); Director of KFX Energy; Director of RBS Greenwich Capital Holdings (financial holdings company).

Joseph J. Kearns (63) c/o Kearns & Associates LLC PMB754 23852 Pacific Coast Highway Malibu, CA 90265	Trustee	Trustee since August 1994	President, Kearns & Associates LLC (investment consulting); Deputy Chairman of the Audit Committee and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since August 1994); previously Chairman of the Audit Committee of the Institutional Funds (October 2001- July 2003); formerly CFO of the J. Paul Getty Trust.	198	Director of Electro Rent Corporation (equipment leasing), The Ford Family Foundation, and the UCLA Foundation.

Michael Nugent (69) c/o Triumph Capital, L.P. 445 Park Avenue New York, NY 10022	Trustee	Trustee since July 2001	General Partner of Triumph Capital, L.P., a private investment partnership; Chairman of the Insurance Committee and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2001); formerly Vice President, Bankers Trust Company and BT Capital Corporation (1984-1988).	197

2005 Annual Report

October 31, 2005

Trustee and Officer Information (cont’d)

Independent Trustees:

Fergus Reid (73) c/o Lumelite Plastics Corporation 85 Charles Coleman Blvd. Pawling, NY 12564	Trustee	Trustee since June 1992	Chairman of Lumelite Plastics Corporation; Chairman of the Governance Committee and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since June 1992).	198	Trustee and Director of certain investment companies in the JPMorgan Funds complex managed by JP Morgan Investment Management Inc.

Interested Trustees:

				Number of
				Portfolios in
	Position(s)	Term of Office		Fund Complex
	Held with	and Length of		Overseen by
Name, Age and Address of Trustee	Registrant	Time Served*	Principal Occupation(s) During Past 5 Years	Trustee**	Other Directorships Held by Trustee
Charles A. Fiumefreddo (72) c/o Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Chairman of the Board and Trustee	Chairman and Trustee since July 2003	Chairman and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2003); formerly Chief Executive Officer of the Retail Funds (until September 2002).	197	None

James F. Higgins (57) c/o Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Trustee	Trustee since July 2003	Director or Trustee of the Retail Funds (since June 2000) and the Institutional Funds (since July 2003); Senior Advisor of Morgan Stanley (since August 2000); Director of Morgan Stanley Distributors Inc. and Dean Witter Realty Inc.; previously President and Chief Operating Officer of the Private Client Group of Morgan Stanley (May 1999-August 2000), and President and Chief Operating Officer of Individual Securities of Morgan Stanley (February 1997-May 1999).	197	Director of AXA Financial, Inc. and The Equitable Life Assurance Society of the United States (financial services).

*                 Each Trustee serves an indefinite term, until his or her successor is elected.

**          The Fund Complex includes all funds advised by Morgan Stanley Investments LP (“MSI”) that have an investment advisor that is an affiliated entity of MSI (including but not limited to, Morgan Stanley Investment Management Inc. (“MSIM”), Morgan Stanley Investment Advisors Inc. (“MSIA”) and Morgan Stanley AIP GP LP). The Retail Funds are those funds advised by MSIA. The Institutional Funds are certain U.S. registered funds advised by MSI, MSIM and Morgan Stanley AIP GP LP.

Additional information about the Fund’s Trustees can be found in the Fund’s Statement of Additional Information (SAI).  The SAI may be obtained without charge upon request, by calling the Fund at 1-800-354-8185.  You may also retrieve this information on-line at the Securities and Exchange Commission’s website at “http://www.sec.gov”.  To aid you in obtaining this information on-line, the Fund’s Central Index Key (CIK) number is 00001227155 and the SAI is found within form type 485BPOS.

2005 Annual Report

October 31, 2005

Trustee and Officer Information (cont’d)

Officers:

	Position(s)	Term of Office
	Held with	and Length of
Name, Age and Address of Executive Officer	Registrant	Time Served*	Principal Occupation(s) During Past 5 Years

Ronald E. Robison (66) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	President and Principal Executive Officer	President (since September 2005) and Principal Executive Officer (since July 2003)

President (since September 2005) and Principal Executive Officer of funds in the Fund Complex (since May 2003); Managing Director of Morgan Stanley & Co. Incorporated and Morgan Stanley; Managing Director and Director of Morgan Stanley Investment Management Inc., Morgan Stanley Distribution Inc. and Morgan Stanley Distributors Inc.; Managing Director, Chief Administrative Officer and Director of Morgan Stanley Investment Advisors Inc. and Morgan Stanley Services Company Inc.; Chief Executive Officer and Director of Morgan Stanley Trust; Director of Morgan Stanley SICAV (since May 2004); President (since September 2005) and Principal Executive Officer (since May 2003) of the Van Kampen Funds; previously Executive Vice President (July 2003 - September 2005) of funds in the Fund Complex and the Van Kampen Funds. He was also previously President and Director of the Institutional Funds (March 2001-July 2003), Chief Global Operations Officer of Morgan Stanley Investment Management Inc. and Chief Executive Officer and Chairman of Van Kampen Investor Services.

Joseph J. McAlinden (62)	Vice President	Vice President

Managing Director and Chief Investment Officer of Morgan Stanley Investment Advisors Inc. and Morgan Stanley Investment Management Inc.; Chief Investment Officer of the Van Kampen Funds; Vice President of the Institutional Funds (since July 2003) and the Retail Funds (since July 1995).

Morgan Stanley Investment Management Inc.		since July
1221 Avenue of the Americas		2003
New York, NY 10020

Barry Fink (50) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Vice President	Vice President since July 2003

General Counsel (since May 2000) and Managing Director (since December 2000) of Morgan Stanley Investment Management; Managing Director (since December 2000), Secretary (since February 1997) and Director (since July 1998) of Morgan Stanley Investment Advisors Inc. and Morgan Stanley Services Company Inc.; Vice President and General Counsel of the Retail Funds; Assistant Secretary of Morgan Stanley DW Inc.; Vice President of the Institutional Funds (since July 2003); Managing Director, Secretary and Director of Morgan Stanley Distributors Inc.; previously Secretary (February 1997- July 2003) of the Retail Funds and General Counsel (February 1997-April 2004) of the Retail Funds; Vice President and Assistant General Counsel of Morgan Stanley Investment Advisors Inc. and Morgan Stanley Services Company Inc. (February 1997- December 2001).

Amy R. Doberman (43) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Vice President	Vice President since July 2004

Managing Director and General Counsel, U.S. Investment Management; Managing Director of the Investment Manager and Morgan Stanley Investment Advisor Inc.; Vice President of the Institutional and Retail Funds (since July 2004); Vice President of the Van Kampen Funds (since August 2004); previously, Managing Director and General Counsel - Americas, UBS Global Asset Management (July 2000-July 2004) and General Counsel, Aeltus Investment Management, Inc. (January 1997-July 2000).

Carsten Otto (41) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Chief Compliance Officer	Chief Compliance Officer since 2004

Executive Director and U.S. Director of Compliance for Morgan Stanley Investment Management (since October 2004); Executive Director of Morgan Stanley Investment Advisors Inc. and Morgan Stanley Investment Management Inc.; formerly Assistant Secretary and Assistant General Counsel of the Morgan Stanley Retail Funds.

Stefanie V. Chang (38) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Vice President	Vice President since December 1997

Executive Director of Morgan Stanley & Co. Incorporated, Morgan Stanley Investment Management Inc. and Morgan Stanley Investment Advisors Inc.; Vice President of the Institutional Funds (since December 1997) and the Retail Funds (since July 2003); formerly practiced law with the New York law firm of Rogers & Wells (now Clifford Chance US LLP).

James W. Garrett (36)	Treasurer and	Treasurer

Executive Director of Morgan Stanley & Co. Incorporated and Morgan Stanley Investment Management Inc.; Treasurer and Chief Financial Officer of the Institutional Funds; previously with PriceWaterhouse LLP (now PricewaterhouseCoopers LLP).

Morgan Stanley Investment Management Inc.	Chief	since February
1221 Avenue of the Americas New York, NY 10020	Financial Officer	2002; Chief Financial
Officer since
July 2003

Michael J. Leary (38)	Assistant	Assistant	Assistant Director and Vice President of Fund Administration, JPMorgan Investor Services Co. (formerly Chase Global Funds Services Company); formerly Audit Manager at Ernst & Young LLP.
J.P. Morgan Investor Services Co. 73 Tremont Street	Treasurer	Treasurer since March
Boston, MA 02108		2003

Mary E. Mullin (38) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Secretary	Secretary since June 1999

Executive Director of Morgan Stanley & Co. Incorporated, Morgan Stanley Investment Management Inc. and Morgan Stanley Investment Advisors Inc.; Secretary of the Institutional Funds (since June 1999) and the Retail Funds (since July 2003); formerly practiced law with the New York law firms of McDermott, Will & Emery and Skadden, Arps, Slate, Meagher & Flom LLP.

*                  Each Officer serves an indefinite term, until his or her successor is elected.

2005 Annual Report

October 31, 2005

Investment Adviser and Administrator

Morgan Stanley Investment Management Inc.

1221 Avenue of the Americas

New York, NY 10020

Distributor

Morgan Stanley Distribution, Inc.

One Tower Bridge

100 Front Street, Suite 1100

West Conshohocken, PA 19428-2899

Custodian

JPMorgan Chase Bank, N.A.

270 Park Avenue

New York, NY 10017

Legal Counsel

Clifford Chance US LLP

31 West 52nd Street

New York, NY 10166

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116-5072

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s website, www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 1(800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

A copy of (1) the Fund’s policies and procedures with respect to the voting of proxies relating to the Fund’s portfolio securities; and (2) how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 1(800) 869-NEWS or by visiting the Mutual Fund Center on our website at www.morganstanley.com/im. This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by the prospectus of the Morgan Stanley Institutional Liquidity Funds which describes in detail each Investment Portfolio’s investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call 1(888) 378-1630.

Printed in U.S.A.

This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.

1221 Avenue of the Americas

New York, NY 10020

MSILF: (888) 378-1630

© 2005 Morgan Stanley

Item 2.  Code of Ethics.

(a)           The Fund has adopted a code of ethics (the “Code of Ethics”) that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)           No information need be disclosed pursuant to this paragraph.

(c)           The Fund has amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto to delete from the end of the following paragraph on page 2 of the Code the phrase “to the detriment of the Fund.”:

“Each Covered Officer must not use his personal influence or personal relationship improperly to influence investment decisions or financial reporting by the Fund whereby the Covered Officer would benefit personally (directly or indirectly).”

Additionally, Exhibit B was amended to remove Mitchell M. Merin as a covered officer.

(d)           Not applicable.

(e)           Not applicable.

(f)

(1)           The Fund’s Code of Ethics is attached hereto as Exhibit 12 A.

(2)           Not applicable.

(3)           Not applicable.

Item 3.  Audit Committee Financial Expert.

The Fund’s Board of Trustees/Directors has determined that it has two “audit committee financial experts” serving on its audit committee, each of whom are “independent” Trustees/Directors:  Dr. Manuel H. Johnson and Joseph J. Kearns.  Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert.  The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees/Directors in the absence of such designation or identification.

Item 4.  Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g).  Based on fees billed for the periods shown:

2005	Registrant		Covered Entities(1)
Audit Fees	$105,000		N/A

Non-Audit Fees
Audit-Related Fees	$		$235,000	(2)
Tax Fees	$11,025	(3)	$58,688	(4)
All Other Fees	$		$805,088	(5)
Total Non-Audit Fees.	$11,025		$1,098,776

Total	$116,025		$1,098,776

2004	Registrant		Covered Entities(1)
Audit Fees	$100,000		N/A

Non-Audit Fees
Audit-Related Fees	$		$115,000	(2)
Tax Fees	$10,500	(3)	$42,141	(6)
All Other Fees	$		$140,435	(7)
Total Non-Audit Fees	$10,500		$297,576

Total	$110,500		$297,576

N/A- Not applicable, as not required by Item 4.

(1)                                  Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

(2)                                  Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities and funds advised by the Adviser or its affiliates, specifically attestation services provided in connection with a SAS 70 Report.

(3)                                  Tax Fees represent tax advice and compliance services provided in connection with the review of the Registrant’s tax returns.

(4)                                  Tax Fees represent tax advice services provided to Covered Entities, including assistance in obtaining a private letter ruling.

(5)                                  All Other Fees represent attestation services provided in connection with performance presentation standards and a compliance review project performed.

(6)                                  Tax Fees represent tax advice services provided to Covered Entities, including research and identification of PFIC entities.

(7)                                  All Other Fees represent attestation services provided in connection with performance presentation standards.

APPENDIX A

AUDIT COMMITTEE

AUDIT AND NON-AUDIT SERVICES

PRE-APPROVAL POLICY AND PROCEDURES

OF THE

MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

AS ADOPTED AND AMENDED JULY 23, 2004,(1)

1.              Statement of Principles

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor’s independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee’s administration of the engagement of the independent auditor.  The SEC’s rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid.  Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”); or require the specific pre-approval of the Audit Committee or its delegate (“specific pre-approval”).  The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors.  As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors.  Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee.  The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise.  The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee.  The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

(1)                                  This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the “Policy”), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities.  It does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund’s Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors’ independence.

2.              Delegation

As provided in the Act and the SEC’s rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members.  The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

3.              Audit Services

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee.  Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund’s financial statements.  These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit.  The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide.  Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1.  All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

4.              Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund’s financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors.  Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC’s rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services.  Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2.  All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

5.              Tax Services

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor’s independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3.  All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

6.              All Other Services

The Audit Committee believes, based on the SEC’s rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted.  Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4.  Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

7.              Pre-Approval Fee Levels or Budgeted Amounts

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee.  Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee.  The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

8.              Procedures

All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund’s Chief Financial Officer and must include a detailed description of the services to be rendered.  The Fund’s Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee.  The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors.  Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund’s Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

The Audit Committee has designated the Fund’s Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy.  The Fund’s Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring.  Both the Fund’s Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund’s Chief Financial Officer or any member of management.

9.              Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor’s independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

10.       Covered Entities

Covered Entities include the Fund’s investment adviser(s) and any entity controlling, controlled by or under common control with the Fund’s investment adviser(s) that provides ongoing services to the Fund(s).  Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund’s audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund.  This list of Covered Entities would include:

Morgan Stanley Retail Funds

Morgan Stanley Investment Advisors Inc.

Morgan Stanley & Co. Incorporated

Morgan Stanley DW Inc.

Morgan Stanley Investment Management Inc.

Morgan Stanley Investment Management Limited

Morgan Stanley Investment Management Private Limited

Morgan Stanley Asset & Investment Trust Management Co., Limited

Morgan Stanley Investment Management Company

Van Kampen Asset Management

Morgan Stanley Services Company, Inc.

Morgan Stanley Distributors Inc.

Morgan Stanley Trust FSB

Morgan Stanley Institutional Funds

Morgan Stanley Investment Management Inc.

Morgan Stanley Investment Advisors Inc.

Morgan Stanley Investment Management Limited

Morgan Stanley Investment Management Private Limited

Morgan Stanley Asset & Investment Trust Management Co., Limited

Morgan Stanley Investment Management Company

Morgan Stanley & Co. Incorporated

Morgan Stanley Distribution, Inc.

Morgan Stanley AIP GP LP

Morgan Stanley Alternative Investment Partners LP

(e)(2)  Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee’s pre-approval policies and procedures (attached hereto).

(f)            Not applicable.

(g)           See table above.

(h)           The audit committee of the Board of Trustees/Directors has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors’ independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a) The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are: Michael Bozic, Edwin J. Garn, Wayne E. Hedien, Manual H. Johnson, Joseph J. Kearns, Michael Nugent and Fergus Reid.

(b) Not applicable.

Item 6. Schedule of Investments

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable only to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Institutional Liquidity Funds

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
December 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
December 19, 2005

/s/ James Garrett
James Garrett
Principal Financial Officer
December 19, 2005